As filed with the Securities and Exchange Commission on July 24, 2026

Securities Act File No. 333-237048

Investment Company Act File No. 811-23556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 28	[X]
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 33	[X]
(Check appropriate box or boxes.)

DATUM ONE SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (866) 494-4270

Name and Address of Agent for Service of Process	With copies to:
Barbara J. Nelligan The Northern Trust Company 50 S. LaSalle Street Chicago, Illinois 60603	Jessica Reece Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On July 29, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DATUM ONE SERIES TRUST

PROSPECTUS
July 29, 2026

POLAR CAPITAL EMERGING MARKET STARS FUND
POLEX
POLAR CAPITAL INTERNATIONAL SMALL COMPANY FUND
PCSCX

(the “Funds”)

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Summary Information About the Funds	1
Polar Capital Emerging Market Stars Fund	1
Polar Capital International Small Company Fund	9
Additional Information About the Funds	16
Investment Objective of the Funds	16
Principal Investments and Strategies of the Funds	16
Investment Process for the Polar Capital Emerging Market Stars Fund	16
Investment Process for the Polar Capital International Small Company Fund	17
Additional Information About the Funds’ Principal Investment Strategies	18
Additional Information About the Funds’ Principal Risks	19
Information About the Funds’ Non-Principal Investment Strategies and Risks	30
Portfolio Holdings	32
Management of the Funds	32
Board of Trustees	32
Investment Adviser	32
Portfolio Manager for the Polar Capital Emerging Market Stars Fund	32
Portfolio Manager for the Polar Capital International Small Company Fund	33
Investing in the Funds	33
Management Fees	33
Expense Limitations and Waivers	33
Administrator, Distributor, Transfer Agent and Custodian	34
Contractual Arrangements	34
Shares	34
Calculating the Fund’s Net Asset Value (“NAV”)	34
Customer Identification Program: Important Information About Procedures for Opening an Account	35
Valuing the Funds’ Assets	35
How to Buy Shares	36
How to Redeem Shares	38
Dividends and Distributions	41
Frequent Purchases and Redemptions of Fund Shares	41
Payments to Financial Intermediaries	42
Taxes	42
Taxation of Fund Distributions	42
Account Policies	45
Financial Highlights	45

Summary Information About the Funds

Polar Capital Emerging Market Stars Fund

(the “Fund”)
Ticker: POLEX

Investment Objective

The Fund’s investment objective is to achieve long term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.90%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.28%
Fee Waivers and Expense Reimbursements(2)	-0.28%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.00%

(1)	The Fund’s operating expenses have been restated to reflect a reduction in the management fee, effective July 29, 2025. The information has been restated to better reflect the expenses of the Fund.
(2)

Polar Capital LLP (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies) exceed 1.00% of the average daily net assets of the Fund through July 29, 2027. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three, five and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$102	$378	$675	$1,521

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During its most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by primarily investing in a portfolio of equity securities and equity related securities of, or relating to, companies which are domiciled, or exercise the predominant part of their economic activity, in developing capital markets (“Emerging Markets”).

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other equity-related investments of issuers located in Emerging Markets countries. The Fund considers an issuer to be located in an Emerging Markets country if at least 50% of the issuer’s assets, gross revenues or profits during the most recent fiscal year represents assets or activities located in such countries. Emerging Markets refers to any country represented in the MSCI Emerging Markets Index.

The securities in which the Fund will invest will include common stock, equities, equity warrants, preferred stock, shares in collective investment schemes with investment policies that are consistent with the Fund’s investment objective (including European Undertakings for the Collective Investment in Transferable Securities or Alternative Investment Funds, shares of U.S. mutual funds, or other exchange traded funds) and securities convertible into shares.

The Fund will invest in and have direct access to China A shares listed on the Shanghai Stock Exchange (“SSE”) via the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect Schemes (collectively, “Connect Scheme”). The Fund may indirectly gain access to China A Shares by purchasing equity-related instruments, participation notes and participatory certificates. Additionally, the Fund may invest in Chinese companies through variable interest entities.

The Fund may also invest in global, American and European depository receipts for the purpose of gaining exposure to underlying equity securities.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in futures, forwards, options, contracts for difference, swaps and securities with embedded derivatives or elements of derivative exposure including, but not limited to, equity warrants and structured notes, such as Participatory Notes (“P-Notes”) (which will not be leveraged).

The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes or to reduce portfolio risk. The Fund may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.

Securities with embedded derivatives or elements of derivative exposure, such as equity warrants and structured notes such as P-Notes (which will not be leveraged) may be used to gain exposure to underlying equity or equity-related securities as a more efficient and cheaper alternative to direct investment in that security.

The Fund’s investments in derivatives and other synthetic instruments (such as P-Notes and American Depository Receipts) that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.

In evaluating investments for the Fund, the Adviser takes into account environmental, social and/or governance (“ESG”) factors. The Adviser may give various ESG factors equal consideration or may focus on one or more of those factors as it considers appropriate. ESG Factors will only be one consideration in the Adviser’s evaluation of any potential investment, and the effect of ESG factors on the Adviser’s decision whether to invest in any case will vary depending on the judgement of the Adviser.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Adviser and there is no guarantee that the Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds. Each risk summarized below is considered to be a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Risks Associated with Investing in Equities. The Fund may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Fund may suffer losses if it invests in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Fund has not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

ESG Investing Risk. The Fund’s consideration of environmental, social and/or governance factors as part of its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment processes. Additionally, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature, and there is no guarantee that the factors considered by the Adviser or any judgment exercised by the Adviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time.

Risks Associated with Investing in Emerging Markets. The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. In the past, the Public Company Accounting Oversight Board (the “PCAOB”), which regulates auditors of U.S. companies, has been unable to inspect audit work papers in certain foreign countries. Although the PCAOB has secured access to inspect audit work papers in certain countries, that access is subject to continuing cooperation by authorities and could be restricted or revoked. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Investment in China: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events could have an adverse effect on the Chinese or Hong Kong economies and on investments made through Stock Connect program. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, and the quality of financial information may vary, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv)

restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Stock Connect Investing Risk. China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Fund will invest in A Shares listed and traded on the SSE or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Variable Interest Entity Risk. The Fund may invest in Chinese companies through structures known as variable interest entities (“VIE”), which are designed to provide foreign investors, such as the Fund, with exposure to Chinese companies in sectors in which foreign investment is not permitted. VIE structures provide exposure to Chinese companies through contractual arrangements instead of equity ownership, and therefore VIE structures are subject to risks associated with breach of contractual arrangements, including the difficulty of enforcing any judgments outside the United States, and do not offer the same level of investor protection as direct equity ownership. An investment in a VIE structure also subjects the Fund to the risks associated with the underlying China-based operating company.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Market Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Liquidity Risk. In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Fund’s ability to respond to market movements may be impaired and the Fund may experience adverse price movements upon liquidation of its investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Counterparty and Third-Party Risk. Transactions involving a counterparty (including a clearing member or clearing house through which the Fund holds a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Large Transactions Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). The effects of taxable income or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder transaction, and under such circumstances may be required to maintain a larger cash position than it ordinarily would. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

Risks Associated with Changes to Non-U.S. Tax Laws. Fund investors should also consider the possibility of changes to non-U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Fund, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti-Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Fund or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Fund, and/or any entity owned directly or indirectly by the Fund, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Fund, and/or any entities owned directly or indirectly by the Fund and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Fund and/or any entities owned directly or indirectly by the Fund hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti-Tax Avoidance Directives) may adversely affect the ability of the Fund and/or any entities owned directly or indirectly by the Fund to efficiently realize income or capital gains. Consequently, it is possible that the Fund and/or any entities owned directly or indirectly by the Fund may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Fund and/ or any entities owned directly or indirectly by the Fund or the feasibility of making investments in certain countries.

Participatory Notes Risk. An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Currency Risk. The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.

Custody Risk. In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the depositary or its agent. Once a sale order is placed in relation to assets of the Fund, by virtue of the operation of the settlement system within those markets, those assets will automatically move from custody of the depositary without the need for the prior approval of the depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.

Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region and may, from time to time, concentrate its investment in a particular issuer or issuers. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Because of these and other risks, you could lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Current performance information is available at no cost by calling (800) 806-1112 (toll free) or (312) 557-3164.

Best Quarter: Q3 2025	13.17%
Worst Quarter: Q2 2022	-14.76%

Year to date total return for the six months ended June 30, 2026 was 26.01%.

Average Annual Total Returns for the Periods ended December 31, 2025

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares in tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

	1 Year	5 Year	Since Inception*
Return Before Taxes	26.79%	1.45%	1.41%
Return After Taxes on Distributions	26.50%	1.17%	1.13%
Return After Taxes on Distributions and Sale of Funds Shares	15.97%	1.05%	1.02%
MSCI Emerging Markets Index (reflects no deductions for fees or expenses)**	33.57%	4.20%	4.23%

*	The Fund’s inception date was December 30, 2020.
**	Index returns shown are net of withholding taxes.

Management of the Fund

Investment Adviser

Polar Capital LLP is the Fund’s investment adviser.

Portfolio Manager

Jorry Rask Nøddekær is a Lead Fund Manager with the Adviser and has served as the lead portfolio manager of the Fund since its inception in December 2020.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by writing to us at:

Standard

Polar Capital Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, IL 60680-4766

Overnight

Polar Capital Funds
c/o The Northern Trust Company
333 S Wabash,
Attn: Funds Center Floor 38
Chicago, IL 60604

or by calling us at 800-806-1112 (toll free) or 312-557-3164.

Purchase Minimums

Minimum Initial Investment: $5,000

Minimum Additional Investment: No Minimum

The Fund reserves the right to modify or waive purchase and investment minimums, without prior notice, or to waive minimum investment amounts in certain circumstances in its discretion. For example, the minimums listed above may be waived or lowered for investors who are customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iii) officers, directors and employees of the Trust, the Adviser and the Adviser’s affiliates, in each case at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as an IRA or 401(k) plan. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund and/or its related companies for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Polar Capital International Small Company Fund

(the “Fund”)
Ticker: PCSCX

Investment Objective

The Fund’s investment objective is to achieve long term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers and Expense Reimbursements(1)	-0.25%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.10%

(1)

Polar Capital LLP (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies) exceed 1.10% of the average daily net assets of the Fund through July 29, 2027. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$112	$403	$715	$1,602

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets in a portfolio of equity securities and equity related securities of small companies. The Adviser defines “small companies” as issuers whose market capitalization falls within the market capitalization range of the Fund’s benchmark index, the MSCI ACWI ex USA Small Cap Index. The Adviser targets small companies that it believes have the potential to grow significantly, and intends to hold such investments through that growth trajectory. The Fund will typically hold the securities of between 40 and 65 companies. The Fund is expected to hold less than 5% cash or cash equivalents. In addition, under normal circumstances, the Fund will invest primarily in companies located outside the U.S. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. At times, the Fund may focus its investments in a small number of countries or regions. The securities in which the Fund will invest will include common stock, equity warrants, preferred stock, shares in collective investment schemes with investment policies that are consistent with the Fund’s investment objective (including European Undertakings for the Collective Investment in Transferable Securities or Alternative Investment Funds, shares of U.S. mutual funds, or other exchange traded funds) and securities convertible into shares.

Under normal circumstances, the Adviser primarily invests in companies with a market capitalization below $5 billion at the time of investment. The Adviser expects that over time the fund will hold both companies with a market capitalization below $5 billion that the Adviser believes have a growth trajectory ahead, and companies with a market capitalization above $5 billion as a result of capital appreciation since the Fund’s initial purchase. The Fund may also invest in global, American and European depository receipts for the purpose of gaining exposure to underlying equity securities. The Fund may also participate in initial public offerings (“IPOs”).

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in futures, forwards, options, contracts for difference, swaps and securities with embedded derivatives or elements of derivative exposure including, but not limited to, equity warrants and structured notes.

The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes or to reduce portfolio risk. The Fund may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.

Securities with embedded derivatives or elements of derivative exposure, such as equity warrants and structured notes, may be used to gain exposure to underlying equity or equity-related securities as a more efficient and cheaper alternative to direct investment in that security.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Adviser and there is no guarantee that the Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds. Each risk summarized below is considered to be a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Risks Associated with Investing in Equities. The Fund may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Fund may suffer losses if it invests in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Fund has not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Market Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Liquidity Risk. In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Fund’s ability to respond to market movements may be impaired and the Fund may experience adverse price movements upon liquidation of its investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Counterparty and Third-Party Risk. Transactions involving a counterparty (including a clearing member or clearing house through which the Fund holds a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Large Transactions Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate for shareholders who hold Fund shares in a taxable account. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

Risks Associated with Changes to Non-U.S. Tax Laws. Fund investors should also consider the possibility of changes to non-U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Fund, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti-Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Fund or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Fund, and/or any entity owned directly or indirectly by the Fund, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Fund, and/or any entities owned directly or indirectly by the Fund and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Fund and/or any entities owned directly or indirectly by the Fund hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti-Tax Avoidance Directives) may adversely affect the ability of the Fund and/or any entities owned directly or indirectly by the Fund to efficiently realize income or capital gains. Consequently, it is possible that the Fund and/or any entities owned directly or indirectly by the Fund may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Fund and/ or any entities owned directly or indirectly by the Fund or the feasibility of making investments in certain countries.

Currency Risk. The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.

Small Companies Risk. Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Because of these and other risks, you could lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Current performance information is available at no cost by calling (800) 806-1112 (toll free) or (312) 557-3164.

Best Quarter: Q2 2025	17.69%
Worst Quarter: Q4 2025	-9.18%

Year to date total return for the six months ended June 30, 2026 was -4.44%.

Average Annual Total Returns for the Periods ended December 31, 2025

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares in tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

	1 Year	Since Inception*
Return Before Taxes	3.64%	-0.73%
Return After Taxes on Distributions	2.79%	-1.38%
Return After Taxes on Distributions and Sale of Funds Shares	2.23%	-0.80%
MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees or expenses)**	29.26%	15.19%
MSCI ACWI ex USA Investable Market Index (reflects no deductions for fees or expenses)**	31.96%	17.16%

*	The Fund’s inception date was September 30, 2024.
**	Index returns shown are net of withholding taxes.

Management of the Fund

Investment Adviser

Polar Capital LLP is the Fund’s investment adviser.

Polar Capital (America) Corporation is the Fund’s investment sub-adviser.

Portfolio Manager

Dan Boston is a Fund Manager with the Sub-Adviser and has served as the lead portfolio manager of the Fund since it commenced investment operations.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by writing to us at:

Standard

Polar Capital Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, IL 60680-4766

Overnight

Polar Capital Funds
c/o The Northern Trust Company
333 S Wabash,
Attn: Funds Center Floor 38
Chicago, IL 60604

or by calling us at 800-806-1112 (toll free) or 312-557-3164.

Purchase Minimums

Minimum Initial Investment: $5,000

Minimum Additional Investment: No Minimum

The Fund reserves the right to modify or waive purchase and investment minimums, without prior notice, or to waive minimum investment amounts in certain circumstances in its discretion. For example, the minimums listed above may be waived or lowered for investors who are customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iii) officers, directors and employees of the Trust, the Adviser and the Adviser’s affiliates, in each case at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as an IRA or 401(k) plan. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund and/or its related companies for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Funds

Investment Objective of the Funds

Polar Capital Emerging Market Stars Fund: The Fund’s investment objective is to achieve long term capital growth.

Polar Capital International Small Company Fund: The Fund’s investment objective is to achieve long term capital growth.

Principal Investments and Strategies of the Funds

This section, together with the sections entitled “Additional Information about the Funds’ Principal Risks” and “Information about the Funds’ Non-Principal Investment Strategies” provides more detailed information regarding the Polar Capital Emerging Market Stars Fund and the Polar Capital International Small Company Fund (each a “Fund” and collectively, the “Funds”), including the Funds’ investment strategies and principal risks.

Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund is not fundamental and may be changed at any time by the Board of Trustees without shareholder approval. The Funds have each adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and will not change such policy as it is stated in each Fund’s Fund Summary unless it provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.

Investing in a Fund involves risk and there is no guarantee that a Fund will achieve its objective. The portfolio managers’ judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions, or company performance, and these judgments may affect the return on your investment.

This section provides additional information about the principal investment strategies utilized by the Funds. Pending investment in securities and other investments that meet each Fund’s investment objective and policies, the proceeds of the offering of shares of a Fund, including from large subscriptions, may be invested in high quality, short-term securities, including liquidity and cash management funds, or may remain un-invested temporarily, potentially limiting a Fund’s total return and its ability to achieve its investment objective.

Investment Process for the Polar Capital Emerging Market Stars Fund

The portfolio managers’ investment approach focuses primarily on fundamental bottom-up stock selection with top-down macro-economic research and analysis. The portfolio managers have identified three primary elements of their bottom-up analysis (growth areas, economic value add creation factors, and economic value add valuation) and three primary elements of their sustainability delta analysis (impact on progress, material ESG issues, and business ethics), each of which may be graphically represented in the points of a star. The portfolio managers may give various elements equal consideration or may give greater weight to one or more elements as they consider appropriate.

Top down analysis. The portfolio managers seek to identify growth opportunities by looking at global growth expectations, demand drivers, supply drivers (including those which impact changes in supply), macroeconomic trends (such as social demographic trends, monetary and fiscal policy, government models, and competitiveness) and factors impacting company valuations to establish a dynamic understanding of the economic backdrop to the investment universe.

Bottom up analysis. The portfolio managers’ research efforts are directed towards detailed analysis of a company’s specific strategic position and opportunities within its industry with a view to establishing its potential for future Economic Value Added (“EVA”). EVA is a measure of a company’s financial performance based on the residual wealth calculated by deducting its cost of capital from its operating profit, adjusted for taxes on a cash basis. EVA can also be referred to as economic profit as it attempts to capture the true economic profit of a company. The portfolio managers look to identify companies that, in their view, have the capability to generate a high, and growing, level of EVA in the future (identified over the medium to long term investment horizon).

Having assessed a company’s opportunity for growth, its competitive position and its potential to create EVA, the portfolio managers use a proprietary valuation model to identify its expected level of future EVA creation and its expected market value in relation to its current price.

Sustainability. In addition to the fundamental financial and qualitative analysis described above, the portfolio managers also evaluate risks and opportunities from an ESG perspective.

The portfolio managers consider three specific ESG areas of a company’s profile: the company’s “Impact on Progress” to sustainable economic development, the company’s exposure to “Material ESG Issues” and the company’s “Business Ethics.” Taken together, the scores on these areas are used to analyze both the current position and expected future direction of a company’s ESG profile.

Impact on Progress: The portfolio managers examine how a company impacts economic development by driving economic growth and productivity and/or through the company’s use of natural resources. The Adviser also evaluates the company’s impact on human capital development through its longer-term strategic focus and capital allocation.

Material ESG Issues: The portfolio managers analyze how a company manages its ESG exposures deemed material by the portfolio managers. For the ‘Environmental’ and ‘Social’ categories, the portfolio manager evaluates factors specific to the company’s industry and for the ‘Governance’ category, the Adviser evaluates a company against industry-agnostic system factors.

Business Ethics: The portfolio managers analyze whether they believe a company acts with integrity, competes fairly and is open and honest with its stakeholders.

Sustainability Delta: By combining the company’s scores in each of the three areas identified above, the portfolio managers give the company a “Sustainability Delta” rating for both its current level of sustainability and its expected future sustainability direction. The portfolio managers define an “improving company” as one where the company’s future direction Sustainability Delta score is higher than its current level Sustainability Delta Score. The portfolio managers integrate the Sustainability Delta scores into financial valuation models to understand how the company’s ESG profile impacts its ability to deliver attractive profitability over the long term. The portfolio managers monitor Sustainability Delta scores for all companies held in the portfolio on an ongoing basis (as well as prior to investment) and will update the Sustainability Delta scores on an event-driven basis. If an investee company’s Sustainability Delta profile significantly deteriorates during the holding period, the portfolio managers will generally engage with the company in the first instance to better understand the materiality of the related risks and management’s strategic direction.

Corporate Governance: The portfolio managers view stakeholder alignment as an important part of its investment analysis. The management of a company’s corporate governance is assessed in detail with reference to four key areas: management incentives, board effectiveness, ownership and control, and accounting practices.

Exclusions: The portfolio managers adhere to the Norges Bank exclusion list (which can be found at https://www.nbim.no/en/the-fund/responsible-investment/exclusion-of-companies), which comprises a list of companies which are, or have been, involved in severe environmental or social controversies. All companies on this list are entered into control systems which prevent the Fund from making investments in companies on the list at time of investment. The exclusion list is updated on an ongoing basis. In addition, the portfolio managers’ fundamental process may indirectly exclude companies that have a negative impact on long-term societal progress. This is considered in the evaluation of the company’s “Impact on Progress” and “Business Ethics.” Further, the portfolio managers utilize sector-based exclusions to avoid companies involved in activities deemed by the portfolio managers to be unacceptable or controversial from an environmental, societal and/or governance perspective. These include exclusions on all companies that derive more than five percent of their revenue from alcohol, gambling, tobacco, adult entertainment, and armaments. Each Fund’s fossil fuel exclusion stipulates zero tolerance on any investment into coal operations and does not allow investment in companies with more than five percent of revenue from oil exploration and production.

Sell Disciplines. While the portfolio managers’ investment philosophy dictates a long-term investment horizon, the reasons for holding a stock are constantly reviewed and the portfolio managers maintain a strict sell discipline in order to manage overall Fund risk. The portfolio managers typically look to sell stocks primarily for one of the following reasons: (i) the stock has become over-valued; (ii) management disappointment – either in terms of poor results or a change in strategy; (iii) changes in fundamentals – either at corporate, sector or country level; (iv) better opportunities identified elsewhere on a relative basis, or (v) where a company is involved in a negative material ESG incident which compromises the integrity of the business and potentially its ability to generate long-term sustainable EVA, or the portfolio managers’ comfort with the company as a corporate citizen.

Investment Process for the Polar Capital International Small Company Fund

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets in a portfolio of equity securities and equity related securities of small companies. The Adviser defines “small companies” as issuers whose market capitalization falls within the market capitalization range of the Fund’s benchmark index, the MSCI ACWI ex USA Small Cap Index. The Adviser targets small companies that it believes have the potential to grow significantly, and intends to hold such investments through that growth trajectory. The Fund will typically hold the securities of between 40 and 65 companies. The Fund is expected to hold less than 5% cash or cash equivalents. In addition, under normal circumstances, the Fund will invest primarily in companies located outside the U.S, which may, at times, include investment in companies located in emerging markets. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. At times, the Fund may focus its investments in a small number of countries or regions.

Under normal circumstances, the Adviser primarily invests in companies with a market capitalization below $5 billion at the time of investment. The Adviser expects that over time the fund will hold both companies with a market capitalization below $5 billion that the Adviser believes have a growth trajectory ahead, and companies with a market capitalization above $5 billion as a result of capital appreciation since the Fund’s initial purchase. The portfolio manager believes investing in companies with growing revenues and rising return on capital will generate attractive long-term returns. The portfolio manager expects to build a portfolio of international small companies with the potential to grow into formidable leaders within their industry. The portfolio manager’s investment approach focuses primarily on fundamental bottom-up stock selection with top-down macroeconomic research and analysis, on an initial and ongoing basis.

The portfolio manager applies a two-stage approach when selecting companies for the portfolio. Firstly, the portfolio manager evaluates the “fundamental potential” of a company by looking at the potential for growth, economic sustainability and successful execution of the company’s management strategy. Secondly, the portfolio manager analyzes a company’s “price potential” over a five-to-ten-year evaluation period, using valuation of a company’s shares derived from discounted cash flow scenario analysis.

Proprietary risk measures provide portfolio safeguards to support downside risk while maintaining a best ideas approach to portfolio management.

Sell Disciplines. While the portfolio manager’s investment philosophy dictates a long-term investment horizon, the reasons for holding a stock are constantly reviewed and the portfolio manager maintains a strict sell discipline in order to manage overall Fund risk. The portfolio manager typically looks to sell stocks primarily for one of the following reasons: (i) the fundamental potential and/or price potential of the stock deteriorates; (ii) better opportunities identified elsewhere on a relative basis; or (iii) material, negative changes in underlying factors — either at the corporate, sector, or country level.

Additional Information About the Funds’ Principal Investment Strategies

Temporary Investments and Other Measures. The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, or during periods of significant shareholder redemptions, each Fund may invest up to 100% of its total assets in short-term, high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with a Fund’s principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will use a temporary strategy if the portfolio managers believe that pursuing the Fund’s investment objective will subject the Fund to a significant risk of loss. When the portfolio managers pursue a temporary defensive strategy, the Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.

As part of its normal operations, each Fund may hold cash or invest a portion of its portfolio in short-term interest-bearing U.S. dollar denominated securities pending investments or to provide for possible redemptions. Investments in such short-term debt securities can generally be sold easily and have limited risk of loss, but earn only limited returns. A Fund may increase its cash holdings and/or such short-term investments in anticipation of a greater than normal number of shareholder redemptions.

Percentage Investment Limitations. Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of purchase. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques. Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not principal investment strategies and are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please see the Statement of Additional Information (the “SAI”) for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Additional Information About the Funds’ Principal Risks

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the portfolio managers can decide whether to use them. The Funds may invest in these securities or use these techniques as part of the Funds’ principal investment strategies. However, the portfolio managers may also use investment techniques or make investments in securities that are not a part of the Funds’ principal investment strategies.

The value of your investment in a Fund changes with the values of a Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a Fund’s portfolio as a whole are called “principal risks.” The discussions below expand on the risks identified in each Fund’s summary section of the prospectus as “principal risks.” Please see the SAI for a further discussion of the principal and other investment strategies employed by the Funds. It is possible to lose part or all of your money on an investment in a Fund.

Risks Associated with Investing in Emerging Markets (principal risk for the Polar Capital Emerging Market Stars Fund)

Economic and Political Factors: Investments in securities of issuers located in emerging market countries involve special considerations and risks, including the risks associated with high rates of inflation, the limited liquidity and relatively small market capitalization of the securities markets in emerging market countries, relatively higher price volatility and large amounts of external debt and political, economic and social uncertainties, including the possible imposition of exchange controls or other foreign governmental laws or restrictions which may affect investment opportunities. In addition, with respect to certain emerging market countries there is the possibility of political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual emerging market country economies may differ favorably or unfavorably from the economies of developed nations in such respects as growth of gross national product, rates of inflation, capital investments resources and self-sufficiency and the balance of payments position. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Funds’ investments in issuers located in, doing business in or with assets in such countries.

The economies of some emerging market countries have experienced considerable difficulties in the past. Although in certain cases there have been significant improvements in recent years, many such economies continue to experience significant problems, including high inflation and interest rates. Inflation and rapid fluctuations in interest rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. The development of certain emerging market economies and securities markets will require continued economic and fiscal discipline, which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S. and by world prices for oil and other commodities. There is no assurance that economic initiatives will be successful. Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries.

Market Liquidity and Volatility: The securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States and Europe. A limited number of issuers in most, if not all, securities markets in emerging market countries may represent a disproportionately large percentage of market capitalization and trading volume. Such markets may, in certain cases, be characterized by relatively few market makers, participants in the market being mostly institutional investors including insurance companies, banks, other financial institutions and investment companies. The listed equity securities of many companies in many emerging markets are accordingly materially less liquid, subject to greater dealing spreads and experience materially greater volatility than those of the Organization for Economic Cooperation and Development (“OECD”) countries—an association of 38 member countries in Europe, the Americas and the Pacific. Government supervision and regulation of many emerging markets and of quoted companies is also less developed than in many OECD countries. In addition, there may be a high measure of legal uncertainty concerning the rights and duties of market participants as compared to investments made through securities systems of established markets.

The combination of price volatility and the less liquid nature of securities markets in emerging market countries may, in certain cases, affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so, and consequently may have an adverse impact on the investment performance of the Fund.

Information Standards: In addition to their smaller size, lesser liquidity and greater volatility, securities markets in emerging markets are less developed than the securities markets in the U.S. and Europe with respect to disclosure, reporting and regulatory standards are less publicly available information about the issuers of securities in these markets than is regularly published by issuers in the United States and Europe. Further, corporate laws regarding fiduciary responsibility and protection of stockholders may be considerably less developed than those in the United States and Europe. Issuers in emerging market countries may not be subject to the same accounting, auditing and financial reporting standards.

Custody Risk: In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the depositary or its agent. Once a sale order is placed in relation to assets of a Fund, by virtue of the operation of the settlement system within those markets, those assets will automatically move from custody of the depositary without the need for the prior approval of the depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.

Currency Risk: the currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.

Risks Associated with Investments in the Peoples Republic of China (“China” or “PRC”) (principal risk for the Polar Capital Emerging Market Stars Fund)

Political and/or Regulatory Risk: The value of the Polar Capital Emerging Market Stars Fund’s assets may be affected by political and regulatory uncertainties such as international and Chinese political developments and changes in governmental policies in areas including taxation, foreign investment, currency repatriation, currency fluctuation and foreign exchange control. In addition, there is a greater degree of governmental involvement in and control over the economy in mainland China than in more developed markets. The Chinese Government exerts considerable influence on the development of the Chinese stock market. From time to time, official measures may be taken that affect listed companies and their market prices in China and overseas. In addition, the fiscal and monetary system of China is underdeveloped relative to Western countries, and this may affect the stability of the economy and its financial markets.

Legal and/or Accounting Risk: The legal system in mainland China is still in a developmental stage. Although a legal framework is in place to govern companies and the securities markets, the interpretation and enforcement of laws involve significant uncertainty. It should be noted that the legal infrastructure and accounting, auditing and reporting standards in China and other markets in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in more developed countries. In particular, the laws governing insolvency and shareholder protection in mainland China are significantly less developed than in established jurisdictions.

Liquidity Risk: The substantially smaller size and lower trading volumes of the markets for Chinese equity and debt securities compared to equity and debt securities in companies on more developed securities markets may result in a potential lack of liquidity and increased volatility.

This may affect the price at which the Fund may liquidate positions to meet redemption requests or other funding requirements. In particular, investors should expect that investment in Chinese companies registered with the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”) may be highly volatile.

Market Risk: Investors should be aware of the risks associated with investing in emerging markets such as mainland China. The securities of companies in which the Fund may invest are exposed to the risks of high rates of inflation, high interest rates, currency depreciation and fluctuation and also changes in taxation legislation and interpretation that may affect the Fund’s income and the value of investments. Additionally, changes to political and economic relationships, including recent trade and policy disputes and strained international relations, between China and other countries and changes to China’s socioeconomic systems may adversely affect the Fund’s investments in China. For example, continued hostility and the potential for future political or economic disturbances between China and the United States may have an adverse impact on the values of investments in China, the United States, and/or other countries.

Many of the PRC economic reforms are unprecedented or experimental and are subject to adjustment and modification, and such adjustment and modification may not always have a positive effect on foreign investment.

PRC Tax: As a result of investing in securities of Chinese companies, the Fund may be subject to withholding and other taxes imposed by the PRC government. Under the prevailing PRC tax policy, there are certain tax incentives available to foreign investment. There can be no assurance, however, that the aforesaid tax incentives will not be abolished in the future.

It is possible that the current tax laws, regulations and practices in the PRC will change, including possibly with retroactive effect, and that such changes may result in higher or lower taxation on PRC investments than currently contemplated.

Developmental State of the Chinese Stock Markets: China A shares are securities that are listed and traded on the SSE and/or the SZSE and are denominated and traded in RMB. The Shenzhen and Shanghai stock markets were each established in 1991. The Shanghai stock market may be subject to periods of high price volatility, illiquidity, settlement problems and changes in government policy or regulation.

The Chinese government has issued rules allowing qualified foreign institutional investors to invest in China A shares, government bonds, convertible bonds, corporate bonds that are listed on the stock exchanges in the PRC and other financial instruments approved by the China Securities Regulatory Commission. Due to regulatory restraints, the Fund is not currently permitted to invest in China A shares (other than via the Connect Scheme) but it may invest indirectly in the China A share market by purchasing equity-related instruments, participation notes and participatory certificates. Indirect investments in China A shares markets by purchasing equity-related instruments will usually be made in U.S. Dollars and not in RMB. The Fund will be exposed to fluctuations in the exchange rate between U.S. Dollars and RMB.

Accuracy of Information: The quality and limited availability of official data published by the PRC government and government agencies and information on PRC businesses and industries are generally not equivalent to that of more developed countries. Given the inherent uncertainty of the source material, investors should be aware that the accuracy and completeness of statistical data and other factual statements relevant to the PRC contained herein, including information concerning actual and proposed macro-economic, fiscal, legal and other matters, cannot be guaranteed.

Currency Risk: The Net Asset Value per Share will be computed in U.S. Dollars, whereas the Fund will invest some of its assets in securities denominated in RMB. The Net Asset Value of the Fund as expressed in U.S. Dollars will fluctuate in accordance with the changes in the foreign exchange rate between the U.S. Dollar and the RMB. It may not be possible or practicable to hedge against the consequent currency risk exposure and in most instances the Fund will not hedge against such risk. It is not the present intention of the Fund to hedge the currency exposure of the Fund but the Fund reserves the right to do so in the future if it is desirable or practicable.

Custody Risk in respect of Chinese Securities: The custodial and/or settlement systems of some of the Chinese markets or exchanges on which the Fund may invest may not be fully developed, and therefore the assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risks in circumstances whereby the Custodian will have no liability. Such risks include (but are not limited to): (a) a non-true delivery versus payment settlement; (b) a physical market, and as a consequence the circulation of forged securities; (c) poor information in regards to corporate actions; (d) registration process that impacts the availability of the securities; (e) lack of appropriate legal/fiscal infrastructure devices; and (f) lack of compensation/risk fund with the central depository.

As mentioned above, custodians or sub-custodians may be appointed in the Chinese market for the purpose of safekeeping assets in the market. The assets of the Fund may be exposed to custodial risk. For example, in case of the liquidation, bankruptcy or insolvency of a custodian or sub-custodian, the Fund may take a longer time to recover its assets. In circumstances such as the retroactive application of legislation of and fraud or improper registration of title, the Fund may even be unable to recover all of its assets. The costs borne by the Fund in investing and holding investments in such markets will be generally higher than in organized securities markets.

Variable Interest Entities: To the extent the Fund invests in securities of Chinese issuers, it may also be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers and potentially to a greater extent than investments in certain other non-US issuers, including, among others, risks associated with variable interest entities (“VIEs”). In China, foreign ownership of Chinese companies in certain sectors is prohibited. In order to facilitate foreign investment, many Chinese companies have established shell companies that enter into contractual arrangements with Chinese VIEs that allow foreign investors, such as the Funds, through the use of contractual arrangements, to both exert a degree of influence and to obtain substantially all of the economic benefits arising from a company without formal legal ownership. If the Chinese companies (or their officers, directors, or Chinese equity holders) breached their contracts or if Chinese officials and/or regulators withdraw their implicit acceptance of the VIE structure or if any physical instruments such as seals are used without authorization or if new laws, rules or regulations relating to VIE structures are adopted, U.S. investors, including Funds that invest directly or indirectly in VIEs, could suffer a substantial, detrimental or a permanent loss of its investment and the security could become worthless with little or no recourse available.

Risks associated with the Connect Scheme (principal risk for the Polar Capital Emerging Market Stars Fund)

The Polar Capital Emerging Market Stars Fund will invest in China A shares via the Connect Scheme. The Connect Scheme is subject to quota limitations which may restrict the Fund’s ability to invest in China A shares through the Connect Scheme on a timely basis and as a result, the Fund’s ability to access the China A share market may be adversely affected.

Trading under the Connect Scheme is subject to the Daily Quota. The Daily Quota may change and consequently affect the number of permitted buy trades on the Northbound Trading Link (i.e. non-Mainland investor market access channel). The Fund does not have exclusive use of the Daily Quota and such quota is utilized on a “first come – first served” basis. Therefore, quota limitations may restrict the Fund’s ability to invest in or dispose of SSE Securities and SZSE Securities (together “China Connect Securities”) through the Connect Scheme on a timely basis.

Clearing and Settlement Risk: The Hong Kong Securities Clearing Company (“HKSCC”) and ChinaClear have established the clearing links and each becomes a participant of each other to facilitate clearing and settlement of cross-border trades. For cross-border trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants, and on the other hand undertake to fulfil the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

The Fund’s rights and interests in China Connect Securities will be exercised through HKSCC exercising its rights as the nominee holder of China Connect Securities credited to HKSCC’s omnibus account with ChinaClear. The relevant measures and rules in relation to the Connect Scheme generally provide for the concept of a “nominee holder” and recognize the investors including the Fund as the “beneficial owners” of China Connect Securities.

However, the precise nature and rights of an investor as the beneficial owner of China Connect Securities through HKSCC as nominee is less well defined under PRC law. There is a lack of a clear definition of, and distinction between, “legal ownership” and “beneficial ownership” under PRC law. Therefore, the Fund’s assets held by HKSCC as nominee (via any relevant brokers’ or custodians’ accounts in the Central Clearing and Settlement System (“CCASS”)) may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund.

In the event of a default, insolvency or bankruptcy of a custodian or broker, the Fund may be delayed or prevented from recovering its assets from the custodian or broker, or its estate, and may have only a general unsecured claim against the custodian or broker for those assets.

In the remote event of any settlement default by HKSCC, and a failure by HKSCC to designate securities or sufficient securities in an amount equal to the default such that there is a shortfall of securities to settle any China Connect Securities trades, ChinaClear may deduct the amount of that shortfall from HKSCC’s omnibus account with ChinaClear, such that the Fund may share in any such shortfall.

As previously discussed, HKSCC is the nominee holder of the China Connect Securities acquired by investors. As a result, in the remote event of a bankruptcy or liquidation of HKSCC, the China Connect Securities may not be regarded as the general assets of HKSCC under the laws of Hong Kong, and will not be available to the general creditors of HKSCC on its insolvency. In addition, as a Hong Kong incorporated company, any insolvency or bankruptcy proceedings against HKSCC will be initiated in Hong Kong and be subject to Hong Kong law. In such circumstances, ChinaClear and the courts of mainland China will regard the liquidator of HKSCC appointed under Hong Kong law as the entity with the power to deal with the China Connect Securities in place of HKSCC.

Should the remote event of ChinaClear default occur and ChinaClear be declared as a defaulter, HKSCC’s liabilities in Northbound trades under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against ChinaClear. HKSCC will in good faith, seek recovery of the outstanding China Connect Securities and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, the Fund may suffer delay in the recovery process or may not be able to fully recover its losses from ChinaClear.

No Protection by Hong Kong Investor Compensation Fund: The Fund’s investments through the Connect Scheme will not be covered by Hong Kong’s Investor Compensation Fund. Therefore, the Fund is exposed to the risks of default of the broker(s) it engages in its trading in China Connect Securities through the Connect Scheme.

Short Swing Profit Rule: According to the PRC Securities Law, a shareholder of 5% or more of the total issued shares of a PRC listed company (“major shareholder”) has to return any profits obtained from the purchase and sale of shares of such PRC listed company if both transactions occur within a six-month period. In the unlikely event that the Fund becomes a major shareholder of a PRC listed company by investing in China Connect Securities via the Connect Scheme, the profits that the Fund may derive from such investments may be limited, and thus the performance of the Fund may be adversely affected depending on the Fund’s size of investment in China Connect Securities through the Connect Scheme.

Participation in Corporate Actions and Shareholders’ Meetings: HKSCC will keep CCASS participants informed of corporate actions of China Connect Securities. Hong Kong and overseas investors (including the Fund) will need to comply with the arrangement and deadline specified by their respective brokers or custodians (i.e. CCASS participants). The time for them to take actions for some types of corporate actions of China Connect Securities may be as short as one business day only. Therefore, the Fund may not be able to participate in some corporate actions in a timely manner.

Hong Kong and overseas investors (including the Fund) may hold China Connect Securities traded via the Connect Scheme through their brokers or custodians. Where the appointment of proxy/multiple proxies by a shareholder is prohibited by the articles of association of the China Connect Securities, the Fund may not be able to appoint a proxy/multiple proxies to attend or participate in shareholders’ meetings in respect of China Connect Securities

Regulatory Risk and Other China Specific Investment Requirements: Any investments of the Fund through the Connect Scheme will be subject to rules and regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong as well as other regulations applicable to the Connect Scheme including but not limited to trading restrictions, disclosure requirements and foreign ownership limits. The Fund may also be impacted by the right to suspend Northbound Trading Link if necessary for ensuring an orderly and fair market and that risks are managed prudently.

Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under the Connect Scheme, which may affect the Fund’s investments in China Connect Securities.

The rules and regulations, in connection with the Connect Scheme, including the taxation of transactions involving China Connect Securities (see the section entitled “PRC Tax” above), are subject to change, potentially with retrospective effect. There can be no assurance that the Connect Scheme will not be abolished. A fund investing in the PRC markets through the Connect Scheme may be adversely affected as a result of such changes.

Front-End Monitoring: PRC regulations require that before an investor sells any shares, there should be sufficient shares in the investor’s account; otherwise SSE or SZSE will reject the sell order concerned. The Stock Exchange of Hong Kong (“SEHK”) will carry out pre-trade checking on China Connect Securities sell orders of its exchange participants (i.e. the stock brokers) to ensure there is no over-selling. If the Fund desires to sell China Connect Securities it holds, it will be required to transfer those China Connect Securities to the respective accounts of its brokers before the market opens on the day of selling (“trading day”) unless its brokers can otherwise confirm that the Fund has sufficient shares in its account. If it fails to meet this deadline, it will not be able to sell those shares on the trading day. Because of this requirement, the Fund may not be able to dispose of its holdings of China Connect Securities in a timely manner.

Alternatively, if the Fund maintains its China A shares with a custodian which is a custodian participant or general clearing participant participating in the CCASS, the Fund may request such custodian to open a special segregated account (“SPSA”) in CCASS to maintain its holdings in China A shares under the enhanced pre-trade checking model. Each SPSA will be assigned a unique “Investor ID” by CCASS for the purpose of facilitating the Connect Scheme system to verify the holdings of an investor such as the Fund. Provided that there is sufficient holding in the SPSA when a broker inputs the Fund’s sell order, the Fund will only need to transfer China A shares from its SPSA to its broker’s account after execution and not before placing the sell order and the Fund will not be subject to the risk of being unable to dispose of its holdings of China A shares in a timely manner due to failure to transfer China A shares to its brokers in a timely manner.

Differences in Trading Day: The Connect Scheme only operates on days when both the PRC and the Hong Kong stock markets are open for trading and when banks in both markets are open on the corresponding settlement days. It is therefore possible that there are occasions when it is a normal trading day for the PRC stock markets but the Fund cannot carry out any trading of the China Connect Securities. The Fund may be subject to a risk of price fluctuations in China Connect Securities during the time when the Connect Scheme is not trading as a result.

Recalling of Eligible Stocks: When a stock is recalled from the scope of eligible stocks for trading via the Connect Scheme, the stock can only be sold but will be restricted from being bought. This may affect the investment portfolio or strategies of the Fund, for example, when the Fund wishes to purchase a stock which has been recalled from the scope of eligible stocks.

Risks associated with the Small and Medium Enterprise Board of the SZSE (“SME Board”) and/or the ChiNext Board: The Fund may invest in the SME Board and/or the ChiNext Board via the Shenzhen-Hong Kong Stock Connect scheme. Investments in the SME board and/or ChiNext Board may result in significant losses for the Fund and its investors. The following additional risks apply:

Higher fluctuation on stock prices: Listed companies on the SME Board and/or ChiNext Board are usually of emerging nature with smaller operating scale. Hence, they are subject to higher fluctuation in stock prices and liquidity and have higher risks and turnover ratios than companies listed on the Main Board of the SZSE (“Main Board”).

Over-valuation risk: Stocks listed on SME Board and/or ChiNext Board may be overvalued and such exceptionally high valuation may not be sustainable. Stock price may be more susceptible to manipulation due to fewer circulating shares.

Differences in regulation: The rules and regulations regarding companies listed on ChiNext Board are less stringent in terms of profitability and share capital than those in the Main Board and SME Board.

Delisting risk: It may be more common and faster for companies listed on the SME Board and/or ChiNext Board to delist. This may have an adverse impact on the Fund if the companies that it invests in are delisted.

Risks Associated with Investing in Smaller Companies (principal risk for the Polar Capital International Small Company Fund)

The prices of securities of smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller-sized companies are often traded over-the-counter (“OTC”), and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to affect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Derivative Instruments

The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing in more traditional investments. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally. Derivatives can be highly complex and may perform in ways unanticipated by the Adviser. The use of derivative instruments for a Fund may also expose the Fund to a number of specific risks, depending on the nature of the individual transaction, such as the following:

Correlation risk: The value of derivative instruments may be imperfectly correlated to the value of the underlying securities, for example, because of transaction costs and interest rate movements.

Loss of Favorable Performance risk: The use of derivatives to hedge or protect against market risk or to generate additional revenue (for example, by writing covered call options on portfolio securities) may reduce the opportunity to benefit from favorable market movements.

Counterparty exposure and legal documentation risk: The use of OTC derivatives, such as forward contracts, swap agreements and contracts for differences, will expose a Fund to credit risk with respect to the Fund’s counterparty to such transactions and the risk that the legal documentation of the contract may not accurately reflect the intention of the parties and/or that the counterparty may interpret contractual terms differently than the Fund. When a Fund enters into futures transactions or other cleared derivative transactions, it is subject to the counterparty risk of the clearing member and clearing house through which it holds such positions. See “Counterparty and Third Party Risk” and “Collateral Management Risk” below.

Liquidity risk: A Fund may not be able to close out or sell a derivative position at an advantageous price or time. Futures positions may also be illiquid or difficult to close out because of limits imposed by the relevant exchange on daily price movements. The Fund will seek to enter into OTC transactions with counterparties that are prepared to close out a position on request; however, there is no guarantee that an OTC position can always be closed out, as this will depend on the counterparty’s agreement.

Market risk: Derivative instruments are subject to the general risk that the value of a particular investment or transaction will change in a way detrimental to a Fund’s interests. General economic and capital and credit market conditions may have a significant impact on a Fund’s derivative instruments. Interest rates, fluctuations in the price of assets and increased competition may adversely affect the value of derivative instruments held by the Funds. The prices of exchange traded derivatives, for example, may also be subject to changes in price due to supply and demand factors.

Leverage and volatility risk: When the portfolio managers purchase a security or an option, the risk of the Fund is generally limited to the loss of its investment. In the case of some derivative transactions including certain futures, forwards, swaps, contracts for differences or writing options, a Fund’s liability may be potentially unlimited until the position is closed. Derivatives instruments can create investment leverage and may be highly volatile, and a Fund could lose significantly more than the amount it invests. In particular, the low margin deposits normally required when trading futures or selling options on futures permit a high degree of leverage, which can result in a Fund experiencing substantial gains or losses due to relatively small price movements or other factors.

Currency Hedging: Currency hedging, which may be undertaken using derivatives, may provide protection to the Funds from adverse currency movements, but may also release or eliminate the benefit of favorable currency movements. There can also be no guarantee that a decision to hedge any currency exposure will be effective or that the portfolio managers will exercise their discretion to hedge any particular currency exposure. In addition, it may be difficult to effectively hedge exposures in certain currencies either at a reasonable cost or on a practical basis.

Regulation risk: Current and future regulation of the derivatives markets and its participants may make derivatives more costly, may limit the availability or liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse developments could impair the effectiveness of a Fund’s derivatives strategies and cause a Fund to lose value. For instance, the U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements, which could restrict the Funds’ ability to engage in derivatives transactions or increase the cost or uncertainty involved in such transactions. The European Union, the United Kingdom and various other jurisdictions have implemented or are in the process of implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty subject to such requirements. In addition, Rule 18f-4 under the 1940 Act, governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount is not subject to the full requirements of Rule 18f-4. Compliance with the rule by the Funds could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. The rule may limit the Funds’ ability to use derivatives as part of its investment strategy.

Tax Risk: The Funds’ use of derivatives may be subject to one or more special tax rules that may affect the amount, timing and/or character of distributions to shareholders and could result in the realization of additional taxable income or gains for shareholders.

ESG Investing Risk (principal risk for the Polar Capital Emerging Market Stars Fund)

The portfolio managers’ considerations of environmental, social and/or governance factors as part of their investment process may cause the Funds to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment processes. Additionally, because the portfolio managers evaluate ESG factors to assess and exclude certain investments, including for non-financial reasons, the portfolio managers may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for the Funds to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature; there is no guarantee that the factors considered by the Adviser or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor and it is possible that it will have an adverse effect on a Fund’s performance. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time. In evaluating a company or issuer in light of ESG factors, the Adviser may consider information and data obtained through voluntary or third-party reporting that may be incomplete or inaccurate, which could negatively impact the ability to apply the Adviser’s scoring methodology. It is possible the companies or issuers identified through the Adviser’s consideration of ESG factors will not operate as expected and will not exhibit positive ESG characteristics to the extent the Adviser might have anticipated.

Risks Associated with Investing in Non-U.S. Securities. Since the Funds principally invests in non-U.S. securities, the Funds will be subject to risks not typically associated with domestic securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Funds will lose money.

Certain of the risks noted below may also apply to securities of U.S. issuers with significant non-U.S. operations. Investments in non-U.S. securities involve the following risks:

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The economies of some non-U.S. markets often do not compare favorably with that of the U.S. in areas such as growth of gross domestic product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or non-U.S. capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a country, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

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Governmental actions—such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes—may adversely affect investments in non-U.S. markets. Such governments may also participate to a significant degree, through ownership or regulation, in their respective economies.

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The governments of certain countries may prohibit or substantially restrict foreign investing in their capital markets or in certain industries. This could severely affect security prices. This could also impair a Fund’s ability to purchase or sell non-U.S. securities or transfer its assets or income back to the U.S. or otherwise adversely affect a Fund’s operations.

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Other non-U.S. market risks include foreign exchange controls, difficulties in pricing securities, defaults on non-U.S. government securities, difficulties in enforcing favorable legal judgments in non-U.S. courts, and political and social instability. Legal remedies available to investors in some non-U.S. countries are less extensive than those available to investors in the U.S. Many non-U.S. governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government does. Corporate governance may not be as robust as in more developed countries. As a result, protections for minority investors may not be strong, which could adversely affect a Fund’s non-U.S. holdings or exposures.

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Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the portfolio managers to completely and accurately determine a company’s financial condition or otherwise assess a company’s creditworthiness.

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In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets. Prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) could similarly expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers.

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Because there may be fewer investors on non-U.S. exchanges and smaller numbers of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of non-U.S. securities may be more volatile than prices of securities traded in the U.S.

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Non-U.S. markets may have different clearance and settlement procedures. In certain markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed, and a Fund’s assets may be uninvested and may not be earning returns. A Fund also may miss investment opportunities or not be able to sell an investment or reduce its exposure because of these delays.

●	Changes in currency exchange rates will affect the value of a Fund’s non-U.S. holdings or exposures.

●	The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions, increasing the transaction costs paid directly or indirectly by a Fund.

●

International trade barriers or economic sanctions against non-U.S. countries may adversely affect a Fund’s non-U.S. holdings or exposures. The threat of or actual imposition of tariffs may adversely impact the price of non-U.S. securities.

●

Global economies are increasingly interconnected, which increases the possibility that conditions in one country, region or financial market may adversely impact a different country, region or financial market.

The severity or duration of these conditions may be affected if one or more countries leave the European Union, the euro currency or if other policy changes are made by governments or quasi-governmental organizations.

The Funds may invest in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Global Depositary Notes (“GDNs”), which are certificates evidencing ownership of securities of a non-U.S. issuer. Depositary receipts may be sponsored by the non-U.S. issuer or unsponsored. Depositary receipts are subject to the risks of changes in currency or exchange rates and the risks of investing in non-U.S. securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that would be considered material in the U.S., or to pass through to shareholders any voting rights with respect to the deposited securities. Therefore, there may be less information available regarding these issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Market Risk

The market price of investments owned by the Funds may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, a Fund or issuers in which the Fund invests. In addition, issuers in which a Fund invests and a Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

A Fund may experience heavy redemptions, which could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. Each Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact a Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Funds may be unable to recover any losses associated with such failures.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

The Funds may invest in equity securities of companies that the portfolio managers believe will experience relatively rapid earnings growth (“growth securities”) or that the portfolio managers believe are selling at a price lower than their true value (“value securities”). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If the portfolio managers’ assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio managers anticipate.

Counterparty and Third-Party Risk

Transactions involving a counterparty to a derivative or other instrument or transaction (e.g., a repurchase agreement or securities loan), or a third party responsible for servicing the instrument or transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction. When a Fund enters into futures transactions or other cleared derivative transactions, it is subject to the counterparty risk of the clearing member and clearing house through which it holds such positions. Counterparty risk is the risk that the issuer, guarantor, counterparty or third party to a particular instrument, investment or transaction becomes unable or unwilling to make timely principal, interest, or settlement payments or otherwise to honor its obligations. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks.

If a counterparty defaults, a Fund may have contractual remedies, but the Fund may be unable to enforce them. The obligations of counterparties are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract (whether OTC or cleared), a Fund may experience significant delays in obtaining any recovery under the derivative contract, particularly if the counterparty becomes subject to an insolvency, resolution or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. If a counterparty defaults, a Fund may have to participate in legal proceedings involving the counterparty. This could increase the Fund’s operating expenses and decrease its net asset value. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because, for example, a Fund’s interest in collateral may not be perfected, additional collateral may not be promptly posted as required, and/or the Fund’s recovery of collateral may be limited by applicable insolvency laws.

The Funds are also subject to counterparty risk to the extent they execute a significant portion of their securities transactions through a broker, dealer, or counterparty to a derivatives transaction, such as a futures commission merchant. If the broker, dealer or other counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a Fund could, for example, miss investment opportunities or be unable to dispose of investments it would prefer to sell at favorable times or prices, resulting in losses for the Fund.

Derivatives transactions, especially over-the-counter derivatives, involve significant counterparty risk. Those derivative instruments involving high amounts of counterparty risk, include, among others, swaps (including interest rate swaps, total return swaps and credit default swaps), structured notes, forward currency contracts, and over-the-counter options contracts. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of a Fund’s clearing broker and the central clearing house itself. While exchange-traded and centrally cleared derivatives are generally perceived to present less counterparty risk because they are guaranteed by the relevant exchange or clearing house, the Funds are still exposed to counterparty risk, including the fraud or insolvency of the broker, exchange and clearing house through which the transaction is undertaken.

Currency Risk

The Funds’ shares are priced (purchased and redeemed) in U.S. dollars and the distributions paid by the Funds are paid in U.S. dollars. However, a substantial portion of the Funds’ assets may be denominated in foreign (non-U.S.) currencies and income received by the Funds from many of its investments may be paid in foreign currencies. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the value of a Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and a Fund’s income available for distribution. The values of foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies may be adversely affected by currency exchange rates, currency exchange control regulations, foreign withholding or other taxes, restrictions or prohibitions on the repatriation of foreign currencies, diplomatic developments, such as the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad. The local emerging market currencies in which the Funds may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries. To the extent a Fund has invested in debt instruments of companies located or doing business in foreign markets and that have issued debt instruments denominated in U.S. dollars or another non-local currency, fluctuations in currency exchange rates could also negatively impact such investments. For example, increases in the value of the U.S. dollar relative to its value at the time the debt was issued can increase the costs of interest and repayment to the issuer and could result in defaults on an issuer’s debt obligations.

Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or realized in these currencies, the Funds will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after a Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.

Some of the local currencies in which the Funds may invest are neither freely convertible into one of the major currencies nor internationally traded. The local currencies may be convertible into other currencies only inside the relevant emerging market where the limited availability of such other currencies may tend to inflate their values relative to the local currency in question. Such internal exchange markets can therefore be said to be neither liquid nor competitive. In addition, many of the currencies of Emerging Markets in which the Funds may invest have experienced steady devaluation relative to freely convertible currencies.

The portfolio managers may, but are not required to, attempt to mitigate (or “hedge”) the risks associated with currency fluctuations by entering into forward, futures and options or other contracts to purchase or sell the currency of denomination of any investment held by the Funds and any other currencies held by the Funds. Such contracts may not be available on favorable terms or in all of the currencies in which the Funds may invest from time to time. In the case of hedging positions, currency risk includes the risk that the currency to which a Fund has obtained exposure declines in value relative to the foreign currency being hedged. In such event, a Fund may realize a loss on the hedging.

Valuation Risk

Certain securities and instruments may be difficult to value, and to the extent a Fund sells a security or instrument at a price lower than that used to value the security, the Fund’s net asset value will be adversely affected. A portion of the Funds’ assets may be valued by the Adviser at fair value pursuant to guidelines approved by the Board of Trustees. The Funds’ assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. To the extent the Funds rely on a pricing service to value some or all of their portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the Funds would receive upon sale of a security. When a Fund invests in other mutual funds or investment pools, it will generally value its investments in those funds or pools based on the valuations determined by the funds or pools, which may not be precisely the same as if the net assets of the funds or pools had been valued using the procedures employed by a Fund to value its own assets. Valuation risks may be heightened to the extent that a Fund invests in high yield securities, illiquid securities and derivative instruments because there may be less liquid markets for these instruments or market quotations may not be readily available for them.

Risks Associated with Non-Diversification

Each Fund is non-diversified, which generally means that a Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, each Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to their relatively low number of holdings, the Funds will be more susceptible to company-specific events and risks impacting the particular securities held by the Funds than a fund with a greater number of holdings.

Semiconductor Industry Risk

A Fund’s exposure to the semiconductor industry could make a Fund particularly vulnerable to sectoral risks. Significant capital expenditures may be required to produce a limited variety of products that may not prove commercially successful or quickly become obsolete. This can result in heightened volatility of security prices. Additionally, investments in semiconductor companies may also be affected by risks that affect the broader technology sector, including: government regulation, dramatic and often unpredictable changes in growth rates and competition for qualified personnel, consolidation of market share among a limited number of companies, cyclical market patterns, significant product price erosion hampering company profits, periods of over-capacity and production shortages, changes in consumer demand, variations in manufacturing costs and significant expenditures for capital equipment and product development.

Cyber Security Risk

The Funds and their service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cyber security incidents affecting the Funds, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with a Fund’s ability to calculate its NAV; impediments to trading for a Fund’s portfolio; the inability of Shareholders to transact business with a Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. In addition, the rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified. Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Funds and the Funds’ service providers to plan for, or respond to, a cyberattack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Focused Investing Risk. (principal risk for the Polar Capital Emerging Market Stars Fund)

The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region and may, from time to time, concentrate its investment in a particular issuer or issuers. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Information About the Funds’ Non-Principal Investment Strategies and Risks

Derivatives. Futures, forwards, options, contracts for differences and swaps may be used to hedge against downward movements in the value of a Fund’s portfolio, either by reference to specific securities (i.e., equity or equity related securities) or markets to which the Fund may be exposed. These derivative instruments may also be used to gain or reduce a Fund’s exposure to equity or equity related securities or markets on a short or medium term basis where the portfolio managers believe it is more efficient to use derivatives for this purpose, or to gain indirect exposure to equity or equity related securities where the portfolio managers feel that such use of financial derivative instruments is in the best interests of a Fund.

Risks Associated with Collateral Management. When a Fund enters into a derivative transaction or a securities financing transaction, it will generally be required to post collateral in respect of such transactions. Collateral that a Fund posts to a counterparty or a broker that is not segregated with a third-party custodian may not have the benefit of additional customer-protected “segregation” of such assets. In the event of the insolvency of a counterparty or a broker, a Fund may become subject to the risk that it may not receive the return of its collateral or that the collateral may take some time to be returned if the collateral becomes available to the creditors of the relevant counterparty or broker. In addition, a Fund is subject to the risk that it will be unable to liquidate collateral provided to it to cover the costs incurred as a result of the counterparty default. The Funds are also subject to the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events.

When cash collateral received by the Funds is re-invested, a Fund will be exposed to the risk of a failure or default of the issuer of the relevant security in which the cash collateral has been invested.

When collateral is posted to a counterparty or broker by way of a title transfer collateral arrangement or where a Fund grants a right of re-use under a security collateral arrangement which is subsequently exercised by the counterparty, a Fund will only have an unsecured contractual claim for the return of equivalent assets. In the event of the insolvency of a counterparty, a Fund shall rank as an unsecured creditor and may not receive equivalent assets or recover the full value of the assets. Investors should assume that the insolvency of any counterparty would result in a loss to a Fund, which could be material. In addition, assets subject to a right of re-use by a counterparty may form part of a complex chain of transactions over which a Fund or its delegates will not have any visibility or control. Because the posting of collateral is effected through the use of standard contracts, the Funds may be exposed to legal documentation risks including that the contract may not accurately reflect the intentions of the parties, the counterparty may interpret contractual terms differently than the Fund, and/or the contract may not be enforceable against the counterparty in its jurisdiction of incorporation.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (such as the Iranian conflict commencing in February 2026) have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. For example, if the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse (such as the ongoing conflicts in the Middle East), economies, markets, and individual securities may be severely affected both regionally and globally, and the value of a Fund’s assets may go down.

Given the interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

International Trade Policy. The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries have threatened retaliatory tariffs on certain U.S. products.

Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Funds and their investments. Trade policy may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Funds invest and other adverse impacts on the Funds’ overall performance.

Russia Sanctions Risk. In 2022, Russian military forces invaded Ukraine. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the EU, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that may have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. The extent and duration of the military actions associated with Russia’s invasion of Ukraine, the resulting sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers.

Artificial Intelligence Risk. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence, may pose risks to the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As artificial intelligence is used more widely, the profitability and growth of the Funds’ holdings may be impacted, which could significantly impact the overall performance of a Fund. The use of artificial intelligence in general may adversely impact markets, the overall performance of the Funds’ investments, or the services provided to the Funds by their service providers. The legal and regulatory frameworks within which artificial intelligence operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Because of these and other risks, you could lose money by investing in the Funds. For more information about the Funds and their investments, please see the Funds’ Statement of Additional Information (“SAI”).

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. For instructions on how to obtain the SAI, please refer to the back cover of this prospectus. Portfolio holdings information can be reviewed online at www.polarcapitalfunds.com.

Management of the Funds

Board of Trustees

The Board of Trustees of Datum One Series Trust, a Massachusetts business trust (the “Trust”), of which each Fund is a separate series, has responsibility for the general oversight of the management of the Funds, including the general supervision of the Adviser and the Funds’ other service providers. The Board of Trustees is not involved in the day-to-day management of the Trust. A list of the Trustees and the Trust’s officers, and their present positions and principal occupations, is provided in the SAI.

Investment Adviser

Polar Capital LLP (the “Adviser” or “Polar LLP”) is the Funds’ investment adviser and has served as the Funds’ investment adviser since each Fund’s inception. The Adviser manages assets of approximately $59.6 billion as of June 30, 2026 and, in addition to the Funds, serves as the investment adviser for four investment companies, including Polar Capital Funds plc, Polar Capital Technology Trust plc, Polar Capital Global Healthcare Trust plc, and Polar Capital Global Financials Trust plc. The Adviser is authorized and regulated by the Financial Conduct Authority in the United Kingdom and is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser is headquartered at 16 Palace Street, London, SW1E 5JD, United Kingdom.

Polar Capital (America) Corporation (the “Sub-Adviser” or “Polar America”) is the Polar Capital International Small Company Fund’s investment sub-adviser and has served as the Fund’s investment sub-adviser since the Fund commenced investment operations. The Sub-Adviser’s principal place of business is 1001 Water Street, Tampa, FL 33602. The Sub-Adviser is an investment adviser registered with the Securities and Exchange Commission in the U.S. under the Investment Advisers Act of 1940, as amended. As Sub-Adviser, Polar America makes investment decisions for the Polar Capital International Small Company Fund. For its services, the Sub-Adviser is paid an annual fee by the Adviser of 0.90% as a percentage of daily net assets.

The portfolio managers, who are affiliated with the Adviser or Sub-Adviser, select investments for the Funds.

Portfolio Manager for the Polar Capital Emerging Market Stars Fund

Jorry Rask Nøddekær is co-lead portfolio manager at the Adviser responsible for each Fund. Mr. Nøddekær joined the Adviser in June 2018. Prior to joining Polar Capital LLP, he worked at various firms including Nordea Investment Management, Danske Capital, F&C Investment Management, New Star Asset Management and BankInvest Asset Management. Jorry studied at Aarhus University in Denmark where he gained an MSc in Economics and Finance.

Portfolio Manager for the Polar Capital International Small Company Fund

Dan Boston joined Polar America in September 2024 to build and lead a new International Small and Mid-Cap Equities investment team. Dan has nearly 20 years of experience in international small and mid-cap company investing, and most recently he worked at Brown Capital Management in Baltimore, Maryland, where he led the International Small Company strategy. He joined Brown Capital Management in 2019 after serving as a Partner and Senior Portfolio Manager at Baird, overseeing its International Small Cap and Global and International Large Cap strategies.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

Investing in the Funds

Management Fees

The Adviser receives an annual fee for its services to the Funds. The fee is payable in monthly installments based on the average daily net assets of each Fund. The Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.

The following table shows the management fee rate to be paid by each Fund as a percentage of the Fund’s average daily net assets.

Management Fee Rate (as % of average daily net assets)
Polar Capital Emerging Market Stars Fund	0.90%
Polar Capital International Small Company Fund	1.00%

For information regarding the basis for the Board’s approval of the investment advisory relationship of the Funds and the investment sub-advisory relationship of Polar Capital International Small Company Fund, please refer to the Funds’ Form N-CSR filing for the fiscal year ended March 31, 2026.

Expense Limitations and Waivers

The Adviser has contractually agreed to waive its fees and/or reimburse the Polar Capital Emerging Market Stars Fund for certain other expenses (including, but not limited to, organizational and offering costs), to the extent that the Fund’s Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies (as determined under generally accepted principles)) exceeds 1.00% of the Fund’s average daily net assets. Under the Expense Limitation Agreement, the Adviser may recoup any amounts waived or reimbursed within 36 months following the waiver or reimbursement provided total expenses, including such recoupment, do not exceed the annual expense limit in place at the time of recoupment or the expense limitation in place at the time of the initial waiver and/or reimbursement. The contractual expense limitation arrangement is expected to continue until at least July 29, 2027, after which the contractual agreement will be automatically extended for one year periods unless the Adviser provides written notice of its intention to terminate the contractual arrangement. The arrangement may only be terminated earlier by the Board of Trustees of the Trust or upon termination of the Funds’ Investment Management Agreement.

The Adviser has contractually agreed to waive its fees and/or reimburse the Polar Capital International Small Company Fund for certain other expenses (including, but not limited to, organizational and offering costs), to the extent that the Fund’s Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies (as determined under generally accepted principles)) exceed 1.10% of the Fund’s average daily net assets. Under the Expense Limitation Agreement, the Adviser may recoup any amounts waived or reimbursed within 36 months following the waiver or reimbursement provided total expenses, including such recoupment, do not exceed the annual expense limit in place at the time of recoupment or the expense limitation in place at the time of the initial waiver and/or reimbursement. The contractual expense limitation arrangement is expected to continue until at least July 29, 2027, after which the contractual agreement will be automatically extended for one year periods unless the Adviser provides written notice of its intention to terminate the contractual arrangement. The arrangement may only be terminated earlier by the Board of Trustees of the Trust or upon termination of the Fund’s Investment Management Agreement.

Administrator, Distributor, Transfer Agent and Custodian

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) 190 Middle Street, Suite 301, Portland, ME 04101, provides compliance services and financial controls services to the Funds.

Foreside Financial Services, LLC (the “Distributor”), 190 Middle Street, Suite 301, Portland, ME 04101 is the principal underwriter and distributor of the Funds. It is a Delaware limited liability company. The Distributor is a subsidiary of Foreside Financial Group, LLC (doing business as ACA Group). See “Principal Underwriter” in the SAI. The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Contractual Arrangements

The Trust enters into contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians, transfer agents, shareholder service providers and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended (“third party”) beneficiaries of those contractual arrangements. The Trust’s and the Funds’ contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts against the service providers, either directly or on behalf of the Funds.

This prospectus has been designed to meet the regulatory purpose of providing information concerning the Trust and the Funds that you should consider carefully in determining whether to purchase shares of the Funds. Neither this prospectus, the SAI, nor the Funds’ registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.

The Funds are open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). When you buy and sell shares of a Fund, the price of the shares is based on a Fund’s net asset value (“NAV”) per share next determined after the order is received.

Shares

Calculating the Fund’s Net Asset Value (“NAV”)

The NAV of a Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. The NAV per share is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business.

Each Fund reserves the right to change the time its NAV is calculated under certain unusual circumstances, including, for example, in the event of an unscheduled halt or early close of trading on the NYSE. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by a Fund or a financial intermediary. Only purchase orders received in good order by a Fund before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Fund or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

A purchase or redemption request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

●	The account number (if issued) and Fund name;

●	The amount of the transaction, in dollar amount or number of shares;

●	For redemptions (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

●	Required signature guarantees, if applicable; and

●

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call (800) 806-1112 (toll free) or (312) 557-3164 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. We also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Fund may be required by the authorities to withhold the proceeds.

Valuing the Funds’ Assets

The market value of the Funds’ investments is determined primarily on the basis of readily available market quotations. The Funds are directed by the Board of Trustees to use various approved pricing services and market makers to determine the market value of securities. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. Dollar as provided by an independent pricing service approved by the Board of Trustees.

If market quotations for a security are not readily available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser, acting through its Fair Value Committee, is responsible for valuing the Funds’ assets at their fair value according to policies approved by the Board of Trustees.

Other fair value situations could include, but are not limited to: (1) extremely illiquid securities in which there is no trading market and no broker coverage; (2) stale priced securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other security in which the Adviser, Fund Accountant or Fair Value Committee identify that the current price may not be reliable. If it has been determined that an event that has materially affected the value of a Fund’s securities has taken place, the Fair Value Committee will make a determination of the fair price for the impacted securities according to policies approved by the Board.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which the Funds buy securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though a Fund is closed. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Funds’ Adviser through its Fair Valuation Committee as the Funds’ “Valuation Designee” to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists.. The Adviser’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance and the Adviser’s asset-based fees.

How to Buy Shares

You may purchase shares directly from a Fund or through your broker or financial intermediary on any business day a Fund is open, subject to certain restrictions described below. The Funds are not widely available outside the United States, however, certain U.K.-based investors may be permitted to invest in the Funds. A Fund may accept or reject any purchase order. Your financial consultant, financial intermediary, or institution may charge a fee for its services, in addition to the fees charged by a Fund.

Investors may purchase a Fund’s shares by written request, check, wire, ACH (Automated Clearing House), telephone, or through dealers as further described in this prospectus. You may conduct transactions by mail:

Standard

Polar Capital Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, IL 60680-4766

Overnight

Polar Capital Funds
c/o The Northern Trust Company
333 S Wabash Avenue
Attn: Funds Center, Floor 38
Chicago, IL 60604;

or by calling us at 800-806-1112 (toll free) or 312-557-3164. Purchases and redemptions by telephone are only permitted if you previously established this option in your account. You can use the Account Application for initial purchases.

Investors can purchase shares by contacting any investment dealer authorized to sell a Fund’s shares. The minimum initial investment is $5,000 for each of the Funds. There is no minimum for subsequent investments in any Fund. All purchases made by check should be in U.S. dollars and made payable to the respective Fund. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. The Funds reserve the right to modify or waive purchase and investment minimums, without prior notice, or to waive minimum investment amounts in certain circumstances in its discretion. For example, the minimums listed above may be waived or lowered for (i) investors who are customers of certain financial intermediaries that hold a Fund’s shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iii) officers, directors and employees of the Trust, the Investment Adviser and the Investment Adviser’s affiliates, in each case at the discretion of the officers of the Funds. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Purchase requests received in good order by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective at that day’s share price. Purchase requests received by the Funds in good order or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated above.

Purchases Through Financial Intermediaries

Shares of the Funds may also be available on certain brokerage platforms. An investor transacting in shares of the Funds through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in a Fund through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

●	charge a fee for its services;

●	act as the shareholder of record of the shares;

●	set different minimum initial and additional investment requirements;

●	impose other charges, commissions or restrictions;

●	designate intermediaries to accept purchase and sale orders on a Fund’s behalf; or

●	impose an earlier cut-off time for purchase and redemption requests.

The Funds consider a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT. These orders will be priced based on a Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser, or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Funds at (800) 806-1112 (toll free) or (312) 557-3164 on days the Funds are open for business. You may invest in the following ways:

By Wire

To Open a New Account:

●	Complete a New Account Application and send it to:

Polar Capital Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766

Overnight Address:

Polar Capital Funds
c/o The Northern Trust Company
333 S. Wabash Avenue
Attn: Funds Center, Floor 38
Chicago, IL 60604

●	You must also call (800) 806-1112 (toll free) or (312) 557-3164 on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

●

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

To Add to an Existing Account:

●	Call (800) 806-1112 (toll free) or (312) 557-3164 on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

●	Have your bank wire federal funds or an ACH transfer to:

The Northern Trust Company
Chicago, Illinois
ABA Routing No. 0710-00152
Northern Trust Account #5201681000
Shareholder Account #(ex. POL1084FFFAAAAAAA where FFF is the Fund Number and AAAAAA is the account number)
Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

●	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

●	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a Fund shareholder, the Funds reserve the right to redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred or money owed to the Funds. You also may be prohibited or restricted from making future purchases in the Funds.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that the Funds are open for business, subject to certain restrictions described below. Redemption requests received by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions.” The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Funds

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

●	Send a written request to:

Polar Capital Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766

Overnight Address:

Polar Capital Funds
c/o The Northern Trust Company
333 S. Wabash Avenue
Attn: Funds Center, Floor 38
Chicago, IL 60604

●	The redemption request must include:

The number of shares or the dollar amount to be redeemed;

The Fund account number; and

The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

●	A Medallion Signature Guarantee (see below) also is required if:

The proceeds are to be sent elsewhere than the address of record, or

The redemption is requested in writing and the amount is greater than $100,000.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

●	Call the Transfer Agent at (800) 806-1112 (toll free) or (312) 557-3164 for instructions.

●	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

●	Call (800) 806-1112 (toll free) or (312) 557-3164 to use the telephone privilege.

●	If your account is already opened and you wish to add the telephone privilege, send a written request to:

Polar Capital Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766

Overnight Address:

Polar Capital Funds
c/o The Northern Trust Company
333 S. Wabash Avenue
Attn: Funds Center, Floor 38
Chicago, IL 60604

●	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions or other electronic instructions of any person acting on behalf of a Shareholder or Shareholder account for which telephone or other electronic services have been authorized that they reasonably believe to be genuine, valid and authorized or for any loss, damage, cost, or expenses in acting on such telephone or other electronic instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone or other electronic instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone or other electronic instructions, providing written confirmation of the transactions, and/or digitally recording telephone or other electronic instructions. The Funds may terminate the telephone or other electronic procedures at any time. During periods of extreme market activity, it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is required if any of the following applies:

●	the redemption is requested in writing and the amount redeemed is greater than $100,000;

●	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

●	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

●	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

●	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call (800) 806-1112 (toll free) or (312) 557-3164 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

A Fund typically expects that it will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request, although proceeds normally are paid within four (4) business days. If you are redeeming shares that have been purchased via ACH, a Fund may hold proceeds until the purchase amount has been collected, which may be as long as five (5) business days after purchase date. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, a Fund may suspend redemptions or postpone payment of redemption proceeds. A Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. Redemption-in-kind proceeds are distributed to the redeeming shareholder based on a weighted-average pro rata basis of a fund’s holdings. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. Redemptions are taxable events whether redemption proceeds are paid in cash or in kind. As with any security, a shareholder will bear taxes on any capital gains from the sale of a security distributed in a redemption-in-kind.

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute any net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

If you elect to receive income dividends, distribution checks will only be issued for payments greater than $10.00. Distributions will automatically be reinvested in shares of the Fund(s) generating the distribution if under $10.00. Uncashed distribution checks will be canceled and proceeds reinvested at the then-current NAV, for any shareholder who chooses to receive distributions in cash, if distribution checks: (1) are returned and marked “undeliverable” or (2) remain uncashed for six months after the date of issuance. If distribution checks are canceled and reinvested, your election may also be changed so that all future distributions are reinvested rather than paid in cash unless you subsequently contact the Fund(s) and request to receive distributions by check. Interest will not accrue on uncashed distribution checks.

Frequent Purchases and Redemptions of Fund Shares

A Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term portfolio management strategies and increase the expenses of a Fund, to the detriment of long-term investors. Because a Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem a Fund’s shares the next day when a Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability for shareholders or a Fund. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number or frequency of any future purchases and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believe they are acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Funds’ market-timing policy with respect to customers identified by a Fund as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of a Fund, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Payments to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of a Fund and/or whose clients or customers hold shares of a Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

Taxes

The following discussion is only a summary of certain U.S. federal income tax issues generally affecting the Funds and their shareholders. Except where noted, the following discussion addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state, or local tax consequences. The following assumes that a Fund’s shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the Funds with your tax adviser.

The Funds intend to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify and be eligible each year for treatment as a “regulated investment company,” and thus do not expect to pay any U.S. federal income tax on income and capital gains that are timely distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in Fund-level taxation and would adversely affect shareholders’ investment in Fund shares.

Taxation of Fund Distributions

The Funds intend to distribute all, or substantially all, of their net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to their shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive.

For U.S. federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned (or is deemed to have owned) for more than one year over net short-term capital losses from the sale of investments the Fund owned (or is deemed to have owned) for one year or less, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains over net long-term capital losses will be taxable as ordinary income.

Distributions of investment income made to a non-corporate shareholder properly reported by a Fund as derived from “qualified dividend income,” if any, received by the Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder and the Fund meet certain holding period and other requirements.

Distributions are subject to U.S. federal income taxes as described herein whether received as cash or reinvested in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed. Distributions may also be subject to state, local, and non-U.S. taxes.

An additional 3.8% Medicare contribution tax is imposed on certain net investment income of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Funds, including any Capital Gain Dividends, and net capital gains recognized on the sale, redemption or other taxable disposition of shares of a Fund.

Dividends declared by the Funds and payable to shareholders of record in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the dividends are declared, rather than the year in which the dividends are received.

You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of a Fund through a financial intermediary, the financial intermediary will provide this information to you.

Redemption or Sale of Fund Shares. Selling or redeeming your Fund shares is a taxable event and may result in the recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions. See “Cost Basis Reporting” below for information about certain cost basis reporting obligations.

Taxation of Certain Fund Investments. Investment income and proceeds received by the Funds from sources within foreign countries may be subject to foreign withholding or other taxes. In that case, a Fund’s yield on those securities would be decreased. The United States has entered into tax treaties with many foreign countries which may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for the Funds in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of foreign income and similar foreign taxes paid or deemed paid by it. If a Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of such foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount as a foreign tax credit against federal income tax (but not both). A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. It is anticipated that each Fund will qualify to make such election; however, a Fund cannot be certain that it will be eligible to make such an election for a given year. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

In addition, the Funds’ investments in foreign securities and derivatives may be subject to special tax rules that have the effect of increasing or accelerating a Fund’s recognition of ordinary income and may affect the timing, amount and/or character of a Fund’s distributions.

Backup Withholding. The Funds are required in certain circumstances to withhold on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) if the shareholder does not furnish the Funds with certain information and certifications or the shareholder is otherwise subject to backup withholding.

Foreign Investors. The Funds, which are offered for sale in the United States, are not widely available outside the United States. The Polar Capital Emerging Market Stars Fund received U.K. filing status on April 19, 2022 and, as such, certain investors located outside of the United States are permitted to invest in the Fund. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in the Funds.

Foreign shareholders invested in the Funds should consult with their tax advisers as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, the Funds will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

UK Offshore Funds Rules. The Funds are within the scope of the UK’s offshore rules contained in Part 8 of the Taxation (International and Other Provisions) Act 2010. Unless the Funds obtain reporting fund status under the Offshore Funds (Tax) Regulations 2009, SI 2009/3001 (as amended) in respect of each relevant period of account, any capital gain arising on a disposal of the relevant shares could, as an “offshore income gain”, be subject to applicable U.K. income tax rates, currently at up to 45%, rather than the lower capital gains tax rates.

The Polar Capital Emerging Market Stars Fund has therefore applied for and obtained “reporting fund status”. In order to satisfy the conditions for such status, the Polar Capital Emerging Market Stars Fund must comply with annual reporting obligations (to HMRC and U.K. resident individual investors within the scope of U.K. income tax) in the form of an annual calculation of “reportable income,” which effectively eliminates capital returns and disallowable expenditure. It should be noted that certain U.K. shareholders may be subject to ‘dry tax’ charges - with tax payable despite no actual cash receipts - where reportable income, as calculated for the annual reporting obligations, exceeds the amount actually distributed to such U.K. shareholders.

It cannot be guaranteed that reporting fund status will be maintained in respect of any relevant period of account. In particular, the Polar Capital Emerging Market Stars Fund may lose its status as a reporting fund in the event that a material breach of the reporting regime occurs (for example, if the fund does not report its annual “reportable income” as required).

The Polar Capital International Small Company Fund has not applied for reporting fund status. U.K. shareholders could therefore be subject to a U.K. income tax charge on income gains realised on the disposal of their interests in the fund.

Cost Basis Reporting. The Internal Revenue Service (“IRS”) requires the Funds to report to shareholders and the IRS the cost basis and certain other related tax information on the sale of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through the Funds and not through a financial intermediary, the Funds will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology. Please consult your tax adviser to determine which available cost basis method is best for you.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Please see the SAI for further information regarding certain U.S. federal income tax consequences of an investment in the Funds.

You should consult your tax adviser for more information on your own situation, including possible U.S. federal, state, local, foreign or other applicable taxes.

Account Policies

Important Notice Regarding Delivery of Shareholder Documents. The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at (800) 806-1112 (toll free) or (312) 557-3164 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Responsibility for Fraud. Polar Capital and its service providers shall not be liable for any loss incurred by reason of accepting unauthorized transaction requests for your account if such provider reasonably believes the instructions to be genuine, valid, and authorized. In order to safeguard your account, you should keep all account information private and review all confirmation statements and other account-related communications as soon as you receive them. Contact us immediately if you suspect that someone has gained unauthorized access to your account or see something on your account that you do not understand or that looks unusual.

Notice Regarding Unclaimed Property. Many states have unclaimed property rules that provide for transfer to the state (also known as “escheatment”) of unclaimed property under various circumstances. These circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable) or a combination of both inactivity and returned mail. Unclaimed or inactive accounts may be subject to escheatment laws, and each Fund and each Fund’s transfer agent will not be liable to shareholders and their representatives for good faith compliance with those laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at (800) 806-1112 (toll free) or (312) 557-3164 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of the Polar Capital Emerging Market Stars Fund and the Polar Capital International Small Company Fund for the past five years or since their inception. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund.

The information has been derived from the financial statements audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Funds’ Form N-CSR filing, which is available, without charge, upon request.

POLAR CAPITAL EMERGING MARKET STARS FUND
FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Stock Outstanding Throughout Each Year

	Year Ended March 31,
	2026	2025	2024	2023	2022
Per share operating performance:
Net asset value, beginning of period	$7.92	$8.01	$7.31	$8.20	$10.08
Income from investment operations:
Net investment income (loss)(a)	$0.02	$0.01	$0.03	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investment securities	2.49	(0.07)	0.70	(0.87)	(1.52)
Total from investment operations	$2.51	$(0.06)	$0.73	$(0.89)	$(1.53)
Distributions from net investment income	$(0.08)	$(0.03)	$(0.03)	$—	$(0.09)
Distributions from net realized capital gains	—	—	—	—	(0.26)
Total distributions	$(0.08)	$(0.03)	$(0.03)	$—	$(0.35)
Net asset value, end of period	$10.35	$7.92	$8.01	$7.31	$8.20
Total investment return(b)	31.71%	(0.82)%	10.05%	(10.85)%	(15.66)%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$188,938	$153,947	$151,664	$98,678	$8,629
Ratio of expenses to average net assets:
Before waiver/reimbursement	1.31%	1.41%	1.63%	2.45%	4.70%
After waiver/reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement	(0.08)%	(0.25)%	(0.17)%	(1.80)%	(3.84)%
After waiver/reimbursement	0.23%	0.16%	0.46%	(0.35)%	(0.14)%
Portfolio turnover rate	54%	62%	38%	29%	38%

(a)	Per share amount is based on average shares outstanding.
(b)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.

POLAR CAPITAL INTERNATIONAL SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Year Ended March 31,	Period Ended March 31,
	2026	2025*
Per share operating performance:
Net asset value, beginning of period	$9.27	$10.00
Income from investment operations:
Net investment loss(a)	$(0.05)	$(0.01)
Net realized and unrealized loss on investment securities	(0.66)	(0.72)
Total from investment operations	$(0.71)	$(0.73)
Distributions from net realized capital gains	(0.21)	—
Total distributions	$(0.21)	$—
Net asset value, end of period	$8.35	$9.27
Total investment return(b), (c)	(7.90)%	(7.30)%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$115,117	$89,569
Ratio of expenses to average net assets:
Before waiver/reimbursement (d)	1.35%	2.54%
After waiver/reimbursement(d)	1.10%	1.10%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	(0.73)%	(1.72)%
After waiver/reimbursement(d)	(0.48)%	(0.28)%
Portfolio turnover rate(b)	70%	7%

*	For the period from September 30, 2024 (Commencement of Operations) to March 31, 2025.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.

Other Service Providers

Investment Adviser

Polar Capital LLP
16 Palace Street
London, SW1E 5JD
United Kingdom

Custodian

The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606-4301

Legal Counsel

Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199

Distributor

Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

For Additional Information, call (800) 806-1112 (toll free) or (312) 557-3164

DATUM ONE SERIES TRUST

Polar Capital Emerging Market Stars Fund

Polar Capital International Small Company Fund

The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and on Form N-CSR. In the Funds’ annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. Form N-CSR includes the Funds’ annual and semi-annual financial statements. The SAI is incorporated by reference into this prospectus, which means it is a part of this prospectus for legal purposes. You may get free copies of these materials, request other information about the Fund, or make shareholder inquiries by calling (800) 806-1112 (toll free) or (312) 557-3164. The Funds’ SAI and annual and semi-annual reports are available at: www.polarcapitalfunds.com.

You may access reports and other information about the Funds on the SEC Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust’s file number under the 1940 Act, which is: 811-23556.

POLAR CAPITAL FUNDS
PRIVACY POLICY

SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Datum One Series Trust.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

●

Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information); about a customer’s investment goals and risk tolerance;

●	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

●	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and anytime we make a material change to our privacy policy.

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STATEMENT OF ADDITIONAL INFORMATION

July 29, 2026

Datum One Series Trust

POLAR CAPITAL EMERGING MARKET STARS FUND
POLEX

POLAR CAPITAL INTERNATIONAL SMALL COMPANY FUND
PCSCX

(the “Funds”)

This Statement of Additional Information (“SAI”) contains additional information about the Funds listed above. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated July 29, 2026, as supplemented or revised from time to time. The Funds are series of Datum One Series Trust (the “Trust”). The Funds are offered through a Prospectus, dated July 29, 2026, as amended or supplemented from time to time. The Polar Capital Emerging Market Stars Fund and the Polar Capital International Small Company Fund’s financial statements for the fiscal period ended March 31, 2026, including the independent registered public accounting firm’s report thereon found in the Funds’ Form N-CSR, are incorporated into this SAI by reference.

Information for the Funds is as of the date noted. Copies of the Funds’ Prospectus, annual and semi-annual reports, may be obtained free of charge by visiting the Funds’ website at www.polarcapitalfunds.com, by writing to the Funds’ transfer agent, The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766, or by calling (800) 806-1112 (toll free) or (312) 557-3164. This SAI contains information that may be useful to investors but which is not included in the Prospectus.

TABLE OF CONTENTS

Trust History	1
Fund Classification	1
Capitalization and Share Classes	1
Investment Policies and Strategies	1
Investment Restrictions	11
Disclosure of Portfolio Holdings	13
Management of The Trust	14
Control Persons and Principal Holders of Securities	19
The Investment Adviser and Administrator	19
Portfolio Managers	22
Brokerage Allocation and Other Practices	25
Distribution of Trust Shares	26
Share Purchases and Redemptions	26
Determination of Net Asset Value	28
Redemptions in Kind	29
Taxes	29
Marketing and Support Payments	38
Custodian	39
Transfer Agent	39
Independent Registered Public Accounting Firm	39
Code of Ethics	39
Proxy Voting Policies and Procedures	39
Legal Counsel	40
Shareholder Liability	40
Financial Statements	40
Appendix A	40

Trust History

This SAI describes the Funds, which are series of Datum One Series Trust (the “Trust”). The Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on February 28, 2020. The Trust’s Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Polar Capital LLP (the “Adviser”) serves as investment adviser to the Funds.

The Trust may, from time to time, create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and statements of additional information.

Fund Classification

Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “non-diversified” investment company under the 1940 Act.

Capitalization and Share Classes

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. Each Fund described in this SAI currently offers one class of shares. Generally, expenses and liabilities incurred by or arising in connection with a particular series of the Trust or class of shares are allocated only to that series of the Trust or class of shares. Expenses and liabilities not incurred by or arising in connection with a particular class of a series of the Trust or series of the Trust are allocated in relation to the respective net asset value of each series of the Trust or on such other basis as the Trustees may in their discretion determine.

Shares of each series of the Trust entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each series of the Trust or class of shares when required by the 1940 Act or when the Trustees of the Trust have determined that the matter affects one or more series of the Trust or classes of shares materially differently. When a matter affects only the interests of one or more series of the Trust or classes of shares, only shareholders of those series of the Trust or classes of shares shall be entitled to vote on the matter. Shares have noncumulative voting rights in the election of Trustees. Shareholders have the right to call a meeting to remove Trustees. Shares have no preemptive or subscription rights and are transferable. Shares are entitled to dividends as declared by the Trust and approved by the Trustees of the Trust, and if a Fund were liquidated, holders of each class of shares of that Fund would receive the net assets of that Fund attributable to the class of shares.

Pursuant to the Trust’s Declaration of Trust, the Trust has the right, at its option, to redeem Fund shares held by a shareholder at any time at the net asset value thereof: (i) if at such time such shareholder owns fewer shares of any series or class than, or shares having an aggregate net asset value of less than, an amount determined from time to time by the Trustees; (ii) to the extent that such shareholder owns shares of a particular series equal to or in excess of a percentage of the outstanding shares of that series determined from time to time by the Trustees; (iii) to the extent that such shareholder owns shares of the Trust representing a percentage equal to or in excess of such percentage of the aggregate number of outstanding shares of the Trust or the aggregate net asset value of the Trust determined from time to time by the Trustees; (iv) if such shareholder fails to supply appropriate personal and tax identification information requested by the Trust; (v) if such Shareholder fails to meet or maintain the qualifications for ownership of a particular series or class; or (vi) if the Trustees determine for any other reason, in their sole discretion, that the ownership of shares by a shareholder is not in the best interests of the remaining shareholders of the Trust or of the applicable series or class.

Investment Policies and Strategies

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, the Funds may employ other investment practices and may be subject to additional risks, which are described below. The Funds are not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Funds. Unless otherwise stated herein, all investment policies and restrictions of the Funds may be changed by the Board of Trustees without notice to shareholders or shareholder approval. In addition, the Funds may be subject to restrictions on their ability to utilize certain investments or investment techniques. Unless otherwise noted, these additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.

1

Artificial Intelligence Risk

Artificial intelligence refers to computer systems that can perform tasks that would otherwise require human intelligence and encompasses various different forms of artificial intelligence, including machine learning models. Artificial intelligence is typically designed to analyze data, learn from patterns and experiences, make decisions, and solve problems.

Artificial intelligence can be categorized into two types: narrow artificial intelligence, which is designed for specific tasks, and general artificial intelligence, which has the ability to perform intellectual tasks that a human can do and includes generative artificial intelligence. Generative artificial intelligence is a type of artificial intelligence technology that produces new text, images, audio, and other content based on training data that includes examples of the desired output. Typically, users enter questions, queries, or other inputs that prompt the generative artificial intelligence model or tool to produce output. In addition, some software uses generative artificial intelligence to suggest changes, summarize information, or translate text. Artificial intelligence has various applications in many fields such as healthcare, finance, transportation, and law.

The Adviser, the Funds and the issuers in which they invest, service providers, and other market participants may use and/or expand use of artificial intelligence in connection with business, operating and investment activities. Actual usage of such artificial intelligence will vary. While the Adviser expects from time to time to adopt and adjust usage policies and procedures governing the use of artificial intelligence by its personnel, there is a risk of misuse of artificial intelligence technologies.

Artificial intelligence is highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible nor practicable to incorporate all data that would be relevant for a task conducted by artificial intelligence. Therefore, it is possible that the information provided through use of artificial intelligence could be insufficient, incomplete, inaccurate or biased, leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of artificial intelligence could impact the market as a whole, including through the use of artificial intelligence by malicious actors for market manipulation, fraud and cyberattacks. The use of artificial intelligence may face regulatory scrutiny in the future, which could limit the development of artificial intelligence and impede the growth of companies that develop and use artificial intelligence.

Artificial intelligence and its current and potential future applications, including in the investment and financial sectors, as well as the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations. Ongoing and future regulatory actions with respect to artificial intelligence generally or artificial intelligence’s use in any industry in particular may alter, perhaps to a materially adverse extent, the ability of the Adviser, a Fund or the issuers in which it invests, service providers, or other market participants to utilize artificial intelligence in the manner used to-date, and may have an adverse impact on the ability of the Adviser, the Fund or the issuers in which it invests, service providers, or other market participants to continue to operate as intended.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Funds or their adviser, custodians, transfer agent, and/or other third-party service providers may adversely impact a Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Funds to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Funds inaccessible or inaccurate or incomplete. The Funds also may incur substantial costs for cyber security risk management in order to guard against any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds or their service providers may have established business continuity plans and systems designed to guard against such cyber-attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such

2

issuers and may cause a Fund’s investment in such securities to lose value. In addition, the rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks.

Derivative & Other Related Instruments

The Funds may use financial derivative instruments and techniques for efficient portfolio management in accordance with the Funds’ fundamental investment strategies.

Financial derivative instruments used by the Funds may include, but will not be limited to futures, forwards, options (both writing and purchasing), swaps and contracts for differences, and will include both exchange traded and over the counter derivative instruments. The assets or indices underlying such instruments may consist of any one or more of the following: transferable securities, money market instruments, other collective investment schemes, financial indices, interest and foreign exchange rates and currencies.

Financial derivative instruments may be used by the Funds either for investment or efficient portfolio management purposes. The use of such instruments is intended to provide the Funds with additional tools for managing risk and for efficient investment, in an effort to contribute to a better risk-return profile for the Funds. Examples of the way in which they may be used, which should not be taken as being exhaustive, include:

Futures. The Funds may enter into futures contracts, including single stock and index futures contracts, to hedge against changes in the values of equity securities held by the Funds or markets to which a Fund is exposed or to hedge against currency and interest rate risk.

The Funds may also use futures contracts to equitize cash or as a means of gaining exposure to particular securities or markets on a short to medium term basis in advance of making a decision to purchase a particular security or to reallocate assets on a longer term basis. In addition, the Funds may use futures to reduce exposure to a market in advance of raising cash from asset sales to fund redemptions from the Fund.

The Funds may also use futures contracts to take a directional view on particular securities or markets within a Fund’s investment universe where, in their view, those securities or markets are overpriced or likely to enter into a downward phase of the investment cycle.

Forwards. Currency forwards may be used to hedge the currency exposures of securities denominated in a currency other than the base currency of the Funds and to hedge against other changes in interest and currency rates which may have an impact on the Funds.

Options. Call options may be used to gain exposure to specific securities and put options may be used to hedge against downside risk. Options may also be purchased to hedge against currency and interest rate risk and the Adviser may write put options and covered call options to generate additional revenues for the Funds. The Adviser will not write uncovered call options.

Total Return Swaps. Total return swap transactions may be used to gain exposure to particular securities or markets in instances where it is not possible or not economic to do so through the underlying security or a futures contract. Swaps may also be used to hedge against currency and interest rate risk.

Contracts for Differences. Contracts for differences may be used either as a substitute for direct investment in the underlying equity security or as an alternative to and for the same purposes as futures and options, particularly in cases where there is no futures contract available in relation to a specific security, or where an option or index future represents an inefficient method of gaining exposure because of pricing risk or the risk of delta or beta mismatches, meaning that movements in the underlying reference assets prices are not reflected in the price changes in the derivative used to gain exposure to that asset.

Convertible Bonds. A convertible bond is a type of bond that the holder has the option to convert into a specified number of shares of common stock in the issuing company. It is a hybrid security with debt and equity-like features.

Repurchase, Reverse Repurchase & Securities Lending Agreements. The Funds may use repurchase agreements, reverse repurchase agreements and/or stock-lending agreements to generate additional income for the Funds. Repurchase agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by a Fund of securities from a selling financial institution such as a bank, savings and loan association or broker-dealer who simultaneously agrees to repurchase the securities at a fixed future date at a stipulated price reflecting a market rate of interest unrelated to the coupon

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rate of the securities. Repurchase agreements expose the Funds to the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Funds to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while a Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Reverse repurchase agreements involve sales by the Funds of portfolio securities concurrently with an agreement by a Fund to repurchase the same securities at a later date at a fixed price. Reverse repurchase agreements are speculative techniques involving leverage. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve the risk that the buyer of the securities sold might be unable to deliver them when a Fund seeks to repurchase the securities. If the buyer files for bankruptcy or becomes insolvent, the Funds may be delayed or prevented from recovering the security that it sold.

The SEC has finalized rules that will require certain transactions involving U.S. Treasuries, including repurchase agreements, to be centrally cleared. Compliance with these rules is expected to be required at the end of June 2027. Although the impact of these rules on the Funds is difficult to predict, they may reduce the availability or increase the costs of such transactions and may adversely affect the Funds’ performance.

Risks Related to Derivatives & Other Related Instruments

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives expose the Funds to risks arising from the use of leverage (which increases the magnitude of losses), volatility, mispricing, improper valuation, the possibility of default by a counterparty or clearing member and clearing house through which a derivative position is held, and illiquidity. Derivatives also involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by a Fund.

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategy, may increase the costs of investing in derivatives and could ultimately prevent the Funds from being able to achieve their investment objectives. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The securities, derivatives and futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC, other regulators, self-regulatory organizations, and the exchanges and clearing houses through which derivatives are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The CFTC, certain foreign regulators, and many futures exchanges have established (and continue to evaluate and revise) limits (“position limits”) on the maximum net long or net short positions which any person, or group of persons acting in concert, may hold or control in particular futures and options on futures contracts. In addition, federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, energy, and metals commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of complying with position limits, unless an exemption applies. It is possible that positions of different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser may have to be modified and positions held by a Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund. A violation of position limits also could lead to regulatory action materially adverse to a Fund’s investment strategy. A Fund may also be affected by other regimes, including those of the European Union and United Kingdom, and trading venues that impose position limits on commodity derivative contracts.

The regulation of derivatives and related transactions in the U.S., the European Union, the United Kingdom, and other jurisdictions is a rapidly changing area of law and is subject to modification by government, self-regulatory organization and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be (or are capable of being) centrally cleared. In a transaction involving those swaps (“cleared swaps”) as well as with futures (including options on futures) transactions (together with cleared swaps, “cleared derivatives”), a

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Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared swaps and futures positions through accounts at clearing members. In these transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

There is a risk that assets deposited by a Fund with any clearing member as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy, as a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Although a clearing member is required to segregate assets from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets, if a clearing member does not comply with the applicable regulations, or in the event of fraud or misappropriation of customer assets by a clearing member, the Funds could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the assets held by the clearing member. Similarly, all customer funds held at a clearing organization in connection with any cleared derivative transactions are held by account class in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. All customer funds held at a clearing organization with respect to cleared derivatives transactions of customers of a clearing member are also held by account class in an omnibus account, but with respect to cleared swaps, CFTC rules require that the clearing member notify the clearing organization of the amount of the initial margin provided by the clearing member to the clearing organization that is attributable to each customer. With respect to futures and options on futures contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. With respect to cleared swaps, a clearing organization generally cannot do so, but may do so if the clearing member does not provide accurate reporting to the clearing organization as to the attribution of margin among its clients. Also, since clearing members generally provide to clearing organizations the net amount of variation margin required for cleared swaps for all of their customers in the aggregate, rather than the gross amount of each customer, the Funds are subject to the risk that a clearing organization will not make variation margin payments owed to the Funds if another customer of the clearing member has suffered a loss and is in default. As a result, in the event of a default of the clearing member’s other clients or the clearing member’s failure to extend its own funds in connection with any such default, the Funds may not be able to recover the full amount of assets deposited by the clearing member on behalf of the Funds with the clearing organization. In addition, in the event of the bankruptcy or insolvency of a clearing house, the Fund might experience a loss of funds deposited through its clearing member as margin with the clearing house, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before a Fund could obtain the return of funds owed to it by a clearing member who was a member of such clearing house. Credit risk of market participants with respect to cleared derivatives transactions and futures transactions is concentrated in a few clearing houses and is increasingly concentrated in relatively few clearing members. It is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to the Funds, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of the Funds to pursue their investment strategy. Further, any increase in margin requirements by a clearing member could expose the Funds to greater credit risk to their clearing member, because margin for cleared derivatives transactions in excess of a clearing house’s margin requirements (as described above) typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives and futures contracts generally includes a one-way indemnity by a Fund in favor of the clearing member for losses the clearing member incurs as a Fund’s clearing member and typically does not provide a Fund any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, as described above, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

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Some types of cleared swaps are required to be (or are capable of being) executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While execution on such trading platforms can increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if the Funds execute derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Funds may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Funds’ behalf, against any losses or costs that may be incurred as a result of the Funds’ transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible a Fund could not execute all components of the package on the swap execution facility. In that case, a Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

Additionally, regulators in the United States, the European Union, the United Kingdom, and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. These rules impose minimum margin requirements on derivatives transactions between a Fund and its swap counterparties and impose regulatory requirements on the timing of transferring margin, which may accelerate the Fund’s current margin transfer process. The Funds are already subject to variation margin requirements, and the Funds may become subject to initial margin requirements under such rules in the future. Such requirements could increase the amount of margin a Fund needs to provide in connection with uncleared OTC derivatives transactions and, therefore, make such transactions more expensive.

New requirements may also result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of the Funds to protect their interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization of collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom, and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit the Funds from exercising termination rights based on the financial institution’s insolvency. In particular, with respect to counterparties who are subject to such proceedings in the European Union and the United Kingdom, the liabilities of such counterparties to the Funds could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Rule 18f-4 under the 1940 Act governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by mutual funds. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4. Compliance with Rule 18f-4 by the Funds could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule 18f-4 may limit a Fund’s ability to use derivatives as part of investment strategy.

These and other new rules and regulations could, among other things, further restrict the Funds’ ability to engage in, or increase the cost to the Funds of, derivatives transactions, for example, by making some types of derivatives no longer available to the Funds, increasing margin requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and is typically required to post more margin for cleared derivatives than it has historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. These regulations are relatively new and evolving, so their ultimate impact on the Funds and the financial system is difficult to predict. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that these mechanisms will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Funds to new kinds of risks and costs.

The Funds are operated by the Adviser, who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) with respect to the Funds pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). Accordingly, the Adviser

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(with respect to each Fund) is not subject to registration or regulation as a “commodity pool operator,” under the CEA. To remain eligible for the exclusion, the Funds will be limited in their ability to use or otherwise gain exposure to certain financial instruments regulated under the CEA, including futures and options on futures and certain swaps transactions (collectively “commodity interests”). In the event that the Funds’ exposure to commodity interests is not within the thresholds set forth in the exclusion, the Adviser may be required to register as a “commodity pool operator” with the CFTC with respect to the Funds. The Funds’ ability to invest in commodity interests is limited by the Adviser’s intention to operate the Funds in a manner that would permit the Adviser to continue to claim the exclusion under Rule 4.5, which may adversely affect a Funds’ total return. In the event the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Funds, the Funds’ expenses may increase, adversely affecting a Fund’s total return.

Illiquid Securities

Each Fund may invest no more than 15% of its net assets (measured at the time of investment) in illiquid investments. Under Rule 22e-4 under the 1940 Act, “illiquid investments” are defined as those investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. The Board has delegated liquidity determinations to the Adviser.

Illiquid investments may include, among various other types of investments, privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

In October 2016, the SEC adopted a liquidity risk management rule that requires the Funds to establish a liquidity risk management program. The Board of Trustees has appointed the Group Risk Committee of the Adviser, established by the Liquidity Risk Program adopted by the Board of Trustees for the Trust, to administer the Funds’ liquidity risk management program.

Initial Public Offerings (“IPOs”) (for the Polar Capital International Small Company Fund)

The Adviser generally attempts to allocate IPOs on a pro rata basis. However, due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Shanghai-Hong Kong Stock Connect Scheme and Shenzhen-Hong Kong Stock Connect Scheme (for the Polar Capital Emerging Market Stars Fund)

Stock Connect Scheme

The Polar Capital Emerging Market Stars Fund may invest in China A shares through the Shanghai-Hong Kong Stock Connect scheme and/or the Shenzhen-Hong Kong Stock Connect scheme or through additional stock connect programs that may be available in the future (collectively, the “Connect Scheme”).

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The Shanghai-Hong Kong Stock Connect scheme is a securities trading and clearing links program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), Shanghai Stock Exchange (“SSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) and the Shenzhen-Hong Kong Stock Connect scheme is a securities trading and clearing links program developed by HKEx, Shenzhen Stock Exchange (“SZSE”) and ChinaClear. The aim of the Connect Scheme is to achieve mutual stock market access between mainland China and Hong Kong.

The Shanghai-Hong Kong Stock Connect scheme enables Hong Kong and overseas investors (including the relevant Fund) to invest in certain eligible China A shares listed on the SSE (“SSE Securities”) through their Hong Kong brokers and a securities trading service company established by The Stock Exchange of Hong Kong Limited (“SEHK”) under the Northbound Trading Link, subject to the rules of the Shanghai-Hong Kong Stock Connect scheme.

The Shenzhen-Hong Kong Stock Connect scheme enables Hong Kong and overseas investors (including the relevant Fund) to invest in certain eligible China A shares listed on the SZSE (“SZSE Securities”) through their Hong Kong brokers and a securities trading service company established by SEHK under the Northbound Trading Link, subject to the rules of the Shenzhen-Hong Kong Stock Connect scheme.

At the initial stage of the Shenzhen-Hong Kong Stock Connect scheme, investors eligible to trade shares that are listed on the ChiNext Board of the SZSE (“ChiNext Board”) under Northbound trading will be limited to institutional professional investors (which the Fund will qualify as such) as defined in the relevant Hong Kong rules and regulations.

It is expected that the list of eligible securities will be subject to review.

Trading Quota (for the Polar Capital Emerging Market Stars Fund)

Trading under the Shanghai-Hong Kong Stock Connect scheme and the Shenzhen-Hong Kong Stock Connect scheme is subject to a daily quota (“Daily Quota”). Northbound Shanghai Trading Link under the Shanghai-Hong Kong Stock Connect scheme, Northbound Shenzhen Trading Link under the Shenzhen-Hong Kong Stock Connect scheme, Southbound Hong Kong Trading Link under the Shanghai-Hong Kong Stock Connect scheme and Southbound Hong Kong Trading Link under the Shenzhen-Hong Kong Stock Connect are respectively subject to a separate set of Daily Quota.

The Daily Quota limits the maximum net buy value of cross-boundary trades under each of the Shanghai-Hong Kong Stock Connect scheme and the Shenzhen-Hong Kong Stock Connect scheme each day. The Northbound Daily Quota is currently set at RMB13 billion for each of the Shanghai-Hong Kong Stock Connect scheme and the Shenzhen-Hong Kong Stock Connect scheme.

The Daily Quota may be increased or reduced subject to the review and approval by the relevant PRC regulators from time to time.

SEHK monitors the quota and publishes the remaining balance of the Northbound Daily Quota at scheduled times on the HKEx’s website.

Settlement and Custody (for the Polar Capital Emerging Market Stars Fund)

Under the Connect Scheme, The Hong Kong Securities Clearing Company Limited (“HKSCC”), a wholly-owned subsidiary of HKEx, is responsible for the clearing, settlement and the provision of depository, nominee and other related services of the trades executed by Hong Kong market participants and investors.

The China A shares traded through the Connect Scheme are issued in scripless form, so investors will not hold any physical China A shares. Hong Kong and overseas investors who have acquired SSE Securities or SZSE Securities through Northbound trading should maintain the SSE Securities or SZSE Securities with their brokers’ or custodians’ stock accounts with CCASS (the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK).

Corporate Actions and Shareholders’ Meetings (for the Polar Capital Emerging Market Stars Fund)

Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities and SZSE Securities held in its omnibus stock account in ChinaClear, ChinaClear as the share registrar for SSE and SZSE listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities and SZSE Securities.

HKSCC will monitor the corporate actions affecting SSE Securities and SZSE Securities and keep the relevant brokers or custodians participating in CCASS (“CCASS participants”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them.

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SSE-/SZSE-listed companies usually announce their annual general meeting/extraordinary general meeting information about two to three weeks before the meeting date. A poll is called on all resolutions for all votes. HKSCC will advise CCASS participants of all general meeting details such as meeting date, time, venue and the number of resolutions.

Currency (for the Polar Capital Emerging Market Stars Fund)

Hong Kong and overseas investors will trade and settle SSE Securities and SZSE Securities in RMB only. Hence, the Fund will need to use RMB to trade and settle SSE Securities and SZSE Securities.

Further information about the Connect Scheme is available online at the website:
http://www.hkex.com.hk/eng/csm/chinaConnect.asp?LangCode=en

The Polar Capital Emerging Market Stars Fund shall be allowed to trade SSE Securities and SZSE Securities through the Northbound Trading Link of the Connect Scheme, subject to applicable rules and regulations issued from time to time.

Variable Interest Entity (for the Polar Capital Emerging Market Stars Fund)

A Fund may invest in Chinese companies through structures known as variable interest entities (“VIE”), which are designed to provide foreign investors, such as the Fund, with exposure to Chinese companies in sectors in which foreign investment is not permitted. In a VIE structure, a China-based operating company will establish an entity outside of China that will enter into service and other contracts with the China-based operating company. Shares of the entities established outside of China are often listed and traded on an exchange. Non-Chinese investors (such as the Fund) hold equity interests in the entities established outside of China rather than directly in the China-based operating companies. This arrangement allows U.S. investors to obtain economic exposure to the China-based operating company through contractual means rather than through formal equity ownership. An investment in a VIE structure subjects the Fund to the risks associated with the underlying China-based operating company. In addition, the Fund may be exposed to certain associated risks, including the risks that the Chinese government could subject the China-based operating company to penalties, revocation of business and operating licenses or forfeiture of ownership interests; the Chinese government may outlaw the VIE structure; the contracts underlying the VIE structure may not be enforced by Chinese courts; and shareholders of the China-based operating company may leverage the VIE structure to their benefit and to the detriment of the investors in the VIE structure. If any of these actions were to occur, an investor could suffer a permanent loss of its investment and the security could become worthless.

Borrowings

The Funds may be permitted to borrow for temporary purposes, for investment purposes and to more efficiently manage the portfolio. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Funds to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed from a bank, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days (not including Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if a Fund sells holdings at that time. Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased, if any. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

From time to time, the Funds may enter into, and make borrowings for temporary purposes related to the redemption of shares, including under a credit agreement with third-party lenders or the custodian. Such borrowings will be allocated among the series of the Trust pursuant to guidelines approved by the Board of Trustees. In addition to borrowing money from a bank, the Funds may enter into reverse repurchase agreements, dollar rolls, sale-buybacks and other transactions that can be viewed as forms of borrowings, but for which a Fund may not have to have 300% asset coverage.

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A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Funds to another party, such as a bank or broker-dealer, coupled with their agreement to repurchase the security at a specified time and price. Under a reverse repurchase agreement, the Funds continue to receive any principal and interest payments on the underlying asset during the term of the agreement. Such transactions can be advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns they obtain on investments purchased with the cash.

The Funds also may engage in simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying asset pending settlement of a Fund’s repurchase of the underlying asset.

Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by the Funds may decline below the repurchase price of the securities that the Funds sold and are obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. To the extent permitted by applicable law, reverse repurchase agreements, dollar rolls, sale-buybacks and other similar instruments and transactions will not be subject to the Funds’ limitations on borrowings as specified under “Investment Restrictions” below.

Certain trading practices and investments, such as reverse repurchase agreements and similar financing transactions, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4, when a Fund engages in reverse repurchase agreements and similar financing transactions, a Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. See “Risks Related to Derivatives & Other Related Instruments” above.

LIBOR Transition and Reference Benchmarks Risk

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which a Fund may be a party, were historically tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies(e.g., the Secured Overnight Financing Rate (“SOFR”) for U.S. dollar LIBOR and the Sterling Overnight Index Average for GBP LIBOR) and the transition to alternative reference rates continues. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly but the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined.

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate representing interbank funding costs for different short-term maturities or tenors. LIBOR was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has at times been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a relatively limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates. There can also be no assurance that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of the Funds.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the EU regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into UK law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory

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instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Temporary Defensive Strategies

As described in the Prospectus, the portfolio managers may at times judge that conditions in the securities markets make pursuing the Funds’ basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund’s assets. In implementing these “defensive” strategies, a Fund would invest in investment grade debt securities, cash, or money market instruments to any extent the portfolio manager considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies, and a Fund is not required to use alternate strategies in any case. One risk of taking such temporary defensive positions is that a Fund may not achieve its investment objective.

Portfolio Turnover

For the fiscal year ended March 31, 2026, Polar Capital International Small Company Fund experienced an increase in portfolio turnover compared to the previous period due to the Fund’s recent commencement of operations and related deployment of capital.

Investment Restrictions

Fundamental Policies: The investment restrictions numbered 1 through 7 below have been adopted as fundamental policies for each Fund.

1.

A Fund may not issue any class of securities which is senior to a Fund’s shares of beneficial interest, except to the extent a Fund is permitted to borrow money and except as otherwise consistent with applicable law from time to time.

2.	A Fund may borrow money to the extent permitted by applicable law from time to time.

3.

A Fund may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an underwriter under certain federal securities laws.

4.

A Fund may not purchase any security if as a result 25% or more of a Fund’s total assets (taken at current value) would be invested in securities of issuers in a single industry or group of industries (for purposes of this restriction, bank loans and loan participations will be considered investments in the industry of the underlying borrower, investment companies are not considered to constitute an industry, and (iii) derivatives counterparties are not considered to be part of any industry).

5.

A Fund may make loans, including to affiliated investment companies, except to the extent a Fund is prohibited from doing so by applicable law. A Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to borrowers, itself or as part of a lending syndicate. A Fund may purchase debt obligations or other financial instruments in which a Fund may invest consistent with its investment policies, enter into repurchase agreements, or lend its portfolio securities.

6.	A Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.

7.

A Fund will not purchase real estate directly, but may possess, hold, purchase and/or dispose of it in connection with managing or exercising its rights in respect of its investments. A Fund may (i) purchase interests in issuers which deal or invest in real estate, including limited partnership interests of limited partnerships that invest or deal in real estate, purchase securities which are secured by real estate or interests in real estate, including real estate mortgage loans, and acquire (by way of foreclosure or otherwise), hold and/or dispose of real estate that secured, or is otherwise related to, an investment of the Fund. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate.)

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For purposes of applying the terms of the Funds’ fundamental policy number 4, the Adviser will, on behalf of the Funds, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which a Fund invests. As a general matter, the Funds consider an industry to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular industry is therefore an evolving one, particularly for issuers in industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. The Funds take the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular industry or group of industries, and therefore the 25% concentration restrictions noted above do not apply to such securities. However, the Funds do look through each mortgage-backed and asset-backed security to examine the security’s underlying collateral to determine and monitor industry exposure.

For purposes of the Funds’ policies (including the fundamental policies discussed above), any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.

Non-Fundamental Policies:

Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus, including the explanatory notes included above under the heading “Investment Restrictions — Fundamental Policies” are not fundamental and may be changed by approval of the Trustees without notice to or approval by the shareholders.

The Funds’ investment objectives are non-fundamental and may be changed by a vote of the Board of Trustees, without shareholder approval. In addition, the 80% investment policies described below are non-fundamental and may be changed by the Board of Trustees without shareholder approval with 60 days’ advance notice to shareholders:

Polar Capital Emerging Market Stars Fund: Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other equity-related investments of issuers located in Emerging Markets countries.

Polar Capital International Small Company Fund: Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets in a portfolio of equity securities and equity related securities of small companies.

Other Information Regarding Investment Restrictions and Policies:

Other than the Funds’ 80% investment policies pursuant to the requirements of Rule 35d-1 under the 1940 Act, all percentage limitations and requirements (including those set forth in the fundamental policies discussed above) as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Funds’ limitations or requirements. Such percentage limitations and requirements do not apply to the asset coverage test set forth in Section 18(f)(1) of the 1940 Act.

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person.

It is contrary to the current policy of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of a Fund’s net assets in securities which are determined to be illiquid by the Funds’ Board of Trustees (the “Board” or the “Trustees”), or persons designated by the Board to make such determinations (such as the Adviser) in accordance with procedures adopted by the Board.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program to assess and manage its liquidity risk. Under its program, the Funds are required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. Illiquid investments are generally investments that the Funds cannot reasonably expect to be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the instrument. A Fund will not invest more than 15%

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of its net assets in illiquid securities. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operation, and it will not reduce the liquidity risk inherent in a Fund’s investments.

Restrictions Pursuant to Applicable Law

The Trust is registered under the 1940 Act as an investment company and the Funds seek to qualify and be eligible for treatment each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”).

Compliance with the requirements of the 1940 Act and other applicable law as well as the Funds’ desire to qualify and be eligible for treatment each year as a RIC may limit the Funds’ ability to achieve its investment objective, including by, among other things, limiting the types of investments it may make or hold from time to time and the counterparties with which the Funds may trade. Other accounts managed by the Adviser may invest and perform differently because they may not be subject to the same laws and restrictions as the Funds.

Disclosure of Portfolio Holdings

Through filings made with the SEC on Form N-CSR, the Funds make their full portfolio holdings publicly available to shareholders on a semi-annual basis. The Funds normally make such filings on or around the sixtieth day following the end of the Funds’ second and fourth fiscal quarters. The Fund transmits its complete portfolio schedules as of the end of the second and fourth fiscal quarters to shareholders in the Fund’s Form N-CSR filing.

In addition to filings made with the SEC, the Funds intend to make their full portfolio holdings as of the end of each calendar quarter available on the Funds’ website at www.polarcapitalfunds.com, generally no later than thirty calendar days after the end of each calendar quarter.

To the extent that the Funds’ portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR, or by being posted to the Funds’ website, such holdings may also be disclosed to any third party that requests them.

On a quarterly basis, the complete schedule of the Funds’ portfolio holdings will be filed with the SEC on Form N-PORT and made publicly available. These schedules are available on the SEC website at www.sec.gov and on the Fund’s website at www.polarcapitalfunds.com.

Policies and Procedures. The Trust has adopted policies and procedures with respect to disclosure of the Funds’ portfolio holdings. The Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Neither the Funds nor any service provider to the Funds may disclose material information about the Funds’ holdings, trading strategies implemented or to be implemented in the Funds or about pending transactions in the Funds to other third parties except that information about portfolio holdings may be available to such third parties: (i) by providing a copy of the Funds’ latest Form N-CSR filing or the Funds’ latest Form N-PORT; (ii) in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old, or (iii) when the Funds have a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Funds’ Chief Compliance Officer (“CCO”), who will review the arrangement together with the Funds’ President to determine (i) whether the arrangement has a legitimate business purpose, (ii) whether the arrangement is in the best interests of the Funds’ shareholders, (iii) whether the information will be kept confidential, (iv) whether sufficient protections are in place to guard against personal trading based on the information, and (v) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Funds’ investment adviser, or any affiliated person of the Funds or the investment adviser. Such disclosures of portfolio holdings information shall be authorized in writing by the Funds’ CCO and President and shall be reported periodically to the Board by the Funds’ CCO. In no event shall such information be disclosed for compensation.

Examples of instances in which selective disclosure of a Fund’s portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser, disclosure to a performance reporting bureau or to a rating agency for use in developing a rating. Examples of instances in which selective disclosure is not appropriate include disclosure to assist a party in deciding when to buy or sell or hedge a position in the Funds or in securities held or under consideration for purchase by the Funds.

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The Board of Trustees reviews and reapproves the policies and procedures related to portfolio disclosure, including the list of approved recipients, as often as deemed appropriate, and may make any changes it deems appropriate.

Management of The Trust

Board Leadership Structure. The Board of Trustees consists of four Trustees, three of whom are not “interested persons” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”). The Chairman of the Board, Mr. Lloyd Wennlund, is an Independent Trustee. The Chairman of the Trustees presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time. The Board of Trustees will meet regularly, generally at least 4 times each year to discuss and consider matters concerning the Trust and the Fund and may also hold special meetings to address matters arising between regular meetings. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone.

The Board of Trustees has established two standing Committees to facilitate the Trustees’ oversight of the management of the Trust: the Audit Committee and the Governance Committee. The functions and role of each Committee are described below under “Committees of the Board of Trustees.” The membership of each Committee consists of all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board’s oversight duties.

The Board plans to review its leadership structure periodically and has determined that its leadership structure, including Committees comprised entirely of Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust. In reaching this conclusion, the Board considered, among other things, the predominant roles of the Adviser and Administrator in the day-to-day management of the Funds’ affairs, the extent to which the work of the Board is conducted through the Committees, the asset classes in which the Funds invest, and the management and other service arrangements of the Funds. The Board also believes that its structure facilitates an efficient flow of information concerning the management of the Funds to the Independent Trustees.

Risk Oversight. The Funds have retained the Adviser to provide investment advisory services, and these service providers are immediately responsible for the management of risks that may arise from the Funds’ investments. The Board oversees the performance of these functions by the Adviser. The Board expects to receive from the Adviser a wide range of reports, both on a regular and as-needed basis, relating to the Funds’ activities and to the actual and potential risks of the Funds and the Trust as a whole. These include reports on investment risks, compliance with applicable laws, and the Funds’ financial accounting and reporting. The Board also regularly receives, from the Adviser and Administrator reports regarding the sale of the Funds’ shares, as well as related risks. In addition, the Board expects to meet periodically with the investment professionals who lead the Funds’ investment operations to receive reports regarding the portfolio management of the Funds, their performance, and their investment risks.

The Board has appointed a CCO. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (the “Compliance Policies”). The CCO reports directly to the Board. The CCO makes presentations to the Board at its quarterly meetings and provides an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at its meetings. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.

The function of the Board with respect to risk management is one of periodic oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Funds. The Board recognizes, however, that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information. There is no assurance that the Board of Trustees’ operations or leadership structure will identify, prevent, or mitigate risks in actual practice. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

With respect to the Polar Capital International Small Company Fund, the Board has designated a Risk Officer to provide on-going monitoring and supervision of the Polar Capital International Small Company Fund’s risk management activities with regular reporting to the Board regarding the Polar Capital International Small Company Fund’s risk management program.

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The Risk Officer serves as the chair of the Polar Capital International Small Company Fund’s Risk Committee and the Risk Committee has responsibility for the Polar Capital International Small Company Fund’s risk management program, specifically with respect to the effectiveness of governance and risk compliance. The Risk Committee, which, in addition to the Risk Officer, is comprised of representatives of the Adviser along with the President, Treasurer and Chief Compliance Officer of the Trust, will review risk reports from various sources, including the Trust, Adviser, Administrator and other sources. The Risk Committee will address any risk related issues and will escalate such issues through the Risk Officer to the Board, if deemed necessary. The Risk Officer, Risk Committee, Audit Committee and the Board oversee efforts by management and service providers to manage the risk to which the Polar Capital International Small Company Fund may be exposed. For example, in addition to meeting with the Risk Officer, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board also meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Fund. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Polar Capital International Small Company Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Board of Trustees. The Trustees and executive officers of the Trust, their age, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and other directorships held by the Trustees of the Trust are listed in the following tables.

Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is Datum One Series Trust c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, Attn: Board of Trustees, Datum One Series Trust.

Independent Trustees

The following table sets forth certain information concerning the Independent Trustees of the Trust:

Name, Address* and Year of Birth of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
JoAnn S. Lilek Year of Birth: 1956	Trustee	Indefinite/ March 2020 to present	Advisory Board Member, MGX Beverage Group, 2019 to present; Independent Contractor, 2018 to present.	12	Amalgamated Financial Corporation and Amalgamated Bank, 2021 to present.
Patricia A. Weiland Year of Birth: 1959	Trustee	Indefinite/ March 2020 to present	Consultant, PAW Consulting LLC, 2014 to 2022.	12	None.
Lloyd A. Wennlund Year of Birth: 1957	Trustee	Indefinite/ March 2020 to present	Independent Contractor, June 2017 to present.	12	Calamos Funds (75 Funds), 2018 to present.

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Interested Trustees

The following table sets forth certain information concerning the Trustees who are “interested persons” (as defined in the 1940 Act) of the Trust (each, an “Interested Trustee”):

Name, Address* and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Ryan D. Burns** Year of Birth: 1976	Trustee	Indefinite/ March, 2020 to present	Senior Vice President, The Northern Trust Company, 1998 to present.	12	None

*	Each Trustee may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.
**

Mr. Burns may be deemed to be an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his affiliation with the Fund’s Administrator and Fund Accounting Agent, Transfer Agent, and Custodian.

Officers

The following table sets forth certain information concerning the Trust’s officers. The officers of the Trust are employees of the Trust’s Administrator or Distributor and certain of their affiliates:

Name, Address* and Year of Birth of Officer	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ March 2020 to present

Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to Present; Senior Vice President, Global Fund Services Product Management, The Northern Trust Company 2007 to 2018.

Gregory T. Mino Year of Birth: 1971	Vice President	Indefinite/ December 2023 to present

Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2024 to present; Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2020 to 2024.

Scott Craven Jones Year of Birth: 1962	Risk Officer**	Indefinite/ August 2024 to present	Director, Carne Global Financial Services, Inc. 2013 to present
Rodney L. Ruehle Year of Birth: 1968	Chief Compliance Officer and AML Officer	Indefinite/ August 2022 to present	Senior Principal Consultant, Foreside Fund Officer Services, LLC (doing business as ACA Group), 2016 to present.
Tracy L. Dotolo Year of Birth: 1976	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite/ March 2020 to present	Director, Foreside Fund Officer Services, LLC (doing business as ACA Group), 2016 to present.
Stefania C. Suciu Year of Birth: 1979	Secretary	Indefinite/ June 2025 to present

Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2019 to present; Officer Global Fund Services Fund Governance Solutions, The Northern Trust Company 2015 to 2019.

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Name, Address* and Year of Birth of Officer	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kara M. Schneider Year of Birth: 1973	Assistant Secretary	Indefinite/ June 2025 to present	Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company, 2021 to present; Manager, Ultimus Fund Solutions LLC, 2017 to 2021.

*	Each Officer may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.
**	Scott Craven Jones serves as the Risk Officer for only the Polar Capital International Small Company Fund.

Trustee Qualifications. The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive). Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments, including those enumerated in the table above; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee that contributed to the Board’s conclusion that an individual should serve on the Board:

Independent Trustees:

JoAnn Lilek – Ms. Lilek is an experienced corporate board director and executive for both public and private companies. She brings substantial experience in the financial services industry. She currently serves as a Qualified Audit Committee Financial Expert and audit committee chair of a publicly traded bank holding company.

Patricia Weiland – Ms. Weiland brings substantial experience in the financial services industry, having served as an executive officer to a financial services firm. She has experience with mutual funds, banking, wealth management, and trust services working in an executive capacity.

Lloyd Wennlund – Mr. Wennlund is a financial services executive with expertise in all aspects of asset management and broker-dealer functions. He brings extensive experience with respect to the operation of investment funds. He has served in key leadership roles, including as an independent director to a global asset management firm.

Interested Trustees:

Ryan Burns – Mr. Burns brings substantial experience in the financial services industry. He currently serves as the Head of Global Fund Services (Americas) for The Northern Trust Company.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the U.S. Securities and Exchange Commission, do not constitute holding out of the Board of Trustees or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on such person or on the Board of Trustees by reason thereof.

Committees of the Board of Trustees

Audit Committee. The Board of Trustees has a separately-designated standing Audit Committee composed of all of the Independent Trustees of the Trust and chaired by Ms. Lilek. The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of the independent registered public accounting firm for the Funds and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Funds, and considers other services provided by those accountants to the Funds and the Adviser and its affiliates and the possible effect of those services on the independence of those accountants. During the fiscal year ended March 31, 2026, the Audit Committee held 2 meetings.

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Governance Committee. The Governance Committee is composed of all of the Independent Trustees of the Trust and is responsible for oversight of the governance of the Fund. The Governance Committee will make nominations for independent trustee membership on the Board when necessary and consider nominees for election to the Board made by shareholders if the nomination is made in accordance with the Trust’s policies regarding shareholder nominations, which are attached to this SAI as Appendix A, review periodically Board governance practices and procedures and, as well as, the responsibilities and charters of each committee of the Board. Ms. Weiland serves as Chair of the Governance Committee. During the fiscal year ended March 31, 2026, the Governance Committee held 1 meeting.

Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust as of December 31, 2025, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies. The dollar ranges used in the table are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee
Ryan D. Burns	None	None
JoAnn S. Lilek	None	None
Patricia A. Weiland	Polar Capital International Small Company Fund – $1-$10,000	$1-$10,000
Lloyd A. Wennlund	Polar Capital International Small Company Fund – over $100,000	Over $100,000

To the Trust’s knowledge as of a recent date, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment Adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment Adviser or principal underwriter of the Trust.

Trustees’ Compensation

The Independent Trustees received an annual retainer of $100,000 divided into four quarterly payments for their services as Independent Trustees of the Trust. The retainer includes six meetings per year and, after six meetings, the Independent Trustees are paid $2,500 for each additional meeting. The following table sets forth the compensation paid to the Independent Trustees for the fiscal year ended March 31, 2026. The Trust has no retirement or pension plans. Trustees who are deemed “Interested Trustees” of the Trust and the officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of the Adviser, Northern Trust, Foreside, or its affiliates.

Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from Trust
Ryan D. Burns	$0	$0
JoAnn S. Lilek	$32,354	$105,000
Patricia A. Weiland	$32,354	$105,000
Lloyd A. Wennlund	$32,676	$106,250

The Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to, amounts reasonably incurred in connection with the defense or disposition of any threatened, pending or contemplated action, suit or other proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal before any court or administrative or legislative or other body, in which they may be or may have been involved as a party or otherwise, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of their offices with the Trust, except if it is determined in the manner specified in the Trust’s Declaration of Trust, that they (i) have not acted in good

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faith, (ii) not to have acted in the reasonable belief that their actions were in or not opposed to the best interests of the Trust (iii) in the case of a criminal proceeding, to have had reasonable cause to believe his or her action was unlawful or (iv) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Additional Information

The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Funds’ Adviser, custodian, transfer agent and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended third party (or other form of) beneficiaries of those contractual arrangements. The Trust’s and the Funds’ contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts directly against the service providers.

This SAI has been designed to meet the regulatory purpose of providing information concerning the Trust and the Funds that you should consider carefully in determining whether to purchase shares of the Funds. Neither the Prospectus, this SAI, nor the Funds’ registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Control Persons and Principal Holders of Securities

As of June 30, 2026, the following persons owned of record 5% or more of a Fund’s outstanding shares. Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act.

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the Investment Advisory Agreement with the Adviser.

Fund	Shareholder Name, Address	% Ownership
Polar Capital Emerging Market Stars Fund	Charles Schwab & Co. Inc* 211 Main Street Attn Mutual Funds San Francisco, CA 94105	12.10%

*	Beneficial owner with respect to multiple accounts.

As of June 30, 2026, the Trustees and officers of the Trust owned less than 1% of shares of each Fund.

The Investment Adviser and Administrator

Under the terms of an Investment Management Agreement between the Trust and the Adviser with respect to the Polar Capital Emerging Market Stars Fund (the “Emerging Market Fund Investment Management Agreement”) and the Investment Management Agreement between the Trust and the Adviser with respect to the Polar Capital International Small Company Fund (the “Small Company Fund Investment Management Agreement”; and together with the Emerging Market Fund Investment Management Agreement, the “Investment Management Agreements) and subject to the supervision of the Board of Trustees, Polar Capital LLP (“Polar” or the “Adviser”) serves as the Funds’ investment adviser and is responsible for managing, either directly or through others selected by it, the investments of the Funds. The Adviser’s principal business address is 16 Palace Street, London, SW1E 5JD, United Kingdom.

Polar Capital LLP is a wholly owned subsidiary of Polar Capital Holdings plc. Polar Capital Holdings plc seeks to build a broad family of funds diversified by asset class, geographical and sectoral specialization, strategy and structure. Its country of incorporation and main country of operation is the UK. The Adviser manages assets of approximately $59.6 billion as of June 30, 2026.

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Investment Management Agreement. Under the Investment Management Agreements, the Adviser, at its expense, provides the Funds with investment advisory and related services and, together with the Administrator (as defined below), advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Board of Trustees regarding the conduct of business of the Trust and the Funds, and in addition, at its expense, provides the Funds with certain services necessary for the operation of the Funds.

The Investment Management Agreement for the Emerging Market Fund and the Small Company Fund have been approved by the Board, including the Independent Trustees and by the initial shareholder of the Funds.

Management Fees. Under the Investment Management Agreements, the Adviser is required to provide the Funds with a continuous investment program, including investment research and management with respect to all securities and investments and cash equivalents, in the Funds, in accordance with the investment objective, policies and restrictions of the Funds, and to determine, for the Funds, what securities and other investments shall be purchased, retained or sold, subject always to the provisions of the Trust’s Declaration of Trust and By-laws, and of the 1940 Act, and to such policies and instructions as the Trustees may from time to time establish.

For the services provided to the Funds under the Investment Management Agreements, the Funds pay the Adviser a monthly fee based on a Fund’s average daily net assets as set forth below:

Fund	Annual Advisory Fee
Polar Capital Emerging Market Stars Fund	0.90%*
Polar Capital International Small Company Fund	1.00%

*	Effective July 29, 2025. Prior to July 29, 2025, the Adviser charged the Fund a management fee of 1.00%.

For the fiscal year or period ended March 31, 2026, March 31, 2025, and March 31, 2024, the Polar Capital Emerging Market Stars Fund and Polar International Small Company Fund paid the Adviser the following investment management fees pursuant to the Investment Management Agreements:

	Fiscal Year or Period Ended March 31, 2026			Fiscal Year or Period Ended March 31, 2025			Fiscal Year or Period Ended March 31, 2024
Fund	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by Polar	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by Polar	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by Polar
Polar Capital Emerging Market Stars Fund	$1,642,255	$541,922	$0	$1,744,161	$719,124	$0	$1,231,946	$779,376	$0
Polar Capital International Small Company Fund*	$1,343,416	$181,752	$0	$103,607	$72,997	$0	N/A	N/A	N/A

*	The Polar Capital International Small Company Fund commenced operations on September 30, 2024.

The balances of recoverable expenses to Polar for the Polar Capital Emerging Market Stars Fund for the fiscal year ended March 31, 2024, March 31, 2025 and March 31, 2026 are $779,376, $719,124, and $541,922 expiring March 31, 2027, March 31, 2028, and March 31, 2029, respectively. The balance of recoverable expenses to Polar for the Polar Capital International Small Company Fund for the fiscal period ended March 31, 2025, and March 31, 2026 are $72,997, and $181,752, expiring March 31, 2028 and March 2029, respectively.

Expense Limitations and Waivers

Polar Capital Emerging Market Stars Fund

The Adviser has contractually agreed to waive its fees payable under the Emerging Market Fund Investment Management Agreement (but not below zero) and/or reimburse the Polar Capital Emerging Market Stars Fund for certain other expenses (including, but not limited to, organizational and offering costs), to the extent that the Fund’s Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated

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with the investments in underlying investment companies (as determined under generally accepted principles)) exceed 1.00% of the Fund’s average daily net assets. Under the Expense Limitation Agreement, the Adviser may recoup any amounts waived or reimbursed within 36 months following the waiver or reimbursement, provided total expenses, including such recoupment, do not exceed the annual expense limit in place at the time of recoupment or the expense limitation in place at the time of the initial waiver and/or reimbursement. The contractual expense limitation arrangement is expected to continue until at least July 29, 2027 with respect to the Fund, and will automatically be extended for one year periods unless the Adviser provides written notice of its intention to terminate the contractual arrangement. The arrangement may only be terminated earlier by the Board of Trustees of the Trust, or upon termination of the Emerging Market Fund Investment Management Agreement.

Polar Capital International Small Company Fund

The Adviser has contractually agreed to waive its fees payable under the Small Company Fund Investment Management Agreement (but not below zero) and/or reimburse the Polar Capital International Small Company Fund for certain other expenses (including, but not limited to, organizational and offering costs), to the extent that the Fund’s Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies (as determined under generally accepted principles)) exceed 1.10% of the Fund’s average daily net assets. Under the Fund’s Expense Limitation Agreement, the Adviser may recoup any amounts waived or reimbursed within 36 months following the waiver or reimbursement, provided total expenses, including such recoupment, do not exceed the annual expense limit in place at the time of recoupment or the expense limitation in place at the time of the initial waiver and/or reimbursement. The contractual expense limitation arrangement is expected to continue until at least July 29, 2027 with respect to the Fund, and will automatically be extended for one year periods unless the Adviser provides written notice of its intention to terminate the contractual arrangement. The arrangement may only be terminated earlier by the Board of Trustees of the Trust, or upon termination of the Small Company Fund Investment Management Agreement.

The Adviser makes available to the Trust, without additional expense to the Trust, investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work.

Under the Investment Management Agreements, the Adviser will pay all expenses incurred by it in connection with its activities. A Fund is responsible for all of its other expenses, which may include all brokers’ commissions and other charges relating to the purchase and sale of portfolio securities and other investments for its own account. A Fund shall pay its pro rata share of expenses of its operation related to the following: all charges of depositories, custodians and other agencies for the safekeeping and servicing of its cash, securities and other property and of its, transfer agents and registrars and its dividend disbursing and redemption agents, if any; all expenses in determination of daily price computations; all charges of legal counsel and of independent accountants; all compensation of independent Trustees and all expenses incurred in connection with their services to a Fund; all costs of borrowing money; all expenses of publication of notices and reports to its shareholders and to governmental bodies or regulatory agencies; all expenses of proxy solicitations of a Fund or of the Board of Trustees; all expenses of shareholder meetings; all expenses of typesetting of each Fund’s prospectuses and of printing and mailing copies of the prospectuses furnished to each then-existing shareholder or beneficial owner; all taxes and fees payable to federal, state or other governmental agencies, domestic or foreign; all stamp or other similar taxes; all expenses of printing and mailing certificates for shares of a Fund; all expenses of bond and insurance coverage required by law or deemed advisable by the Board of Trustees; all expenses of qualifying and maintaining qualification of shares of a Fund under the securities laws of such United States jurisdictions as the Trust may from time to time reasonably designate; and all expenses of maintaining the registration of the Trust under the 1933 Act and the 1940 Act.

The Investment Management Agreements provide that the Adviser shall not be subject to any liability to the Trust or to any shareholder for any act or inaction of the Adviser relating to any event whatsoever, in the absence of bad faith, willful misfeasance or negligence, in the performance of, or the reckless disregard of, its duties or obligations.

The Investment Management Agreements may be terminated as to a Fund at any time (i) on 60 days’ written notice or (ii) upon material breach by a party of any representations or warranties set forth in the Investment Management Agreements, if such breach has not been cured within 20 days after written notice of such breach, in each case without the payment of any penalty, by the Trust (by vote of the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund) or by the Adviser. The Trust may terminate the Investment Management Agreements immediately if, in the reasonable judgment of the Trust, the Adviser becomes unable to discharge its duties and obligations under the agreement, including circumstances such as insolvency of the Adviser or other circumstances that could adversely affect the Funds. The Investment Management Agreements will immediately terminate in the event of its assignment.

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Administrative Services. The Trust, on behalf of the Funds, has entered into a Fund Administration and Accounting Services Agreement with The Northern Trust Company (the “Administrator”), under which the Administrator provides fund accounting and administrative services necessary for the operation of the Funds. The Administrator provides the Funds with office space. The Fund Administration and Accounting Services Agreement is terminable by any party at the end of its initial term or thereafter, at any time, by either party upon at least ninety days prior written notice to the other party.

Under the Administration and Accounting Services Agreement, the Funds will pay the Administrator out of its assets an annual fee based on a Fund’s aggregate net assets. On the first $200 million, a 0.0775% fee shall apply; on the next $300 million, a 0.0675% fee shall apply; on the next $500 million, a 0.0575% fee shall apply, and over $1 billion, a 0.0475% fee shall apply. For the fiscal years or periods ended March 31, 2026, March 31, 2025 and March 31, 2024, the Polar Capital Emerging Market Stars Fund and Polar Capital International Small Company Fund paid the Administrator the following fees:

	Fiscal Year or Period Ended March 31, 2026				Fiscal Year or Period Ended March 31, 2025
Fund	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services Fees	Fees Waived/ Reimbursed	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services Fees	Fees Waived/ Reimbursed
Polar Capital Emerging Market Stars Fund	$40,927	$129,172	$148,835	$0	$47,774	$122,541	$147,368	$0
Polar Capital International Small Company Fund*	$34,702	$49,393	$132,000	$(150,000)	$15,493	$3,197	$66,734	$(75,833)

	Fiscal Year Ended March 31, 2024
Fund	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services Fees	Fees Waived/ Reimbursed
Polar Capital Emerging Market Stars Fund	$37,832	$90,827	$130,000	$0
Polar Capital International Small Company Fund*	N/A	N/A	N/A	N/A

*	The Polar Capital International Small Company Fund commenced operations on September 30, 2024.

The Investment Sub-Adviser. Polar Capital (America) Corporation (the “Sub-Adviser” or “Polar America”), located at 1001 Water Street, Tampa, FL 33602, serves as the Sub-Adviser to the Polar Capital International Small Company Fund. For its services to the Polar Capital International Small Company Fund, the Sub-Adviser receives a fee from the Adviser, computed and accrued daily and paid quarterly at an annual rate of 0.90% of the Polar Capital International Small Company Fund’s daily net assets.

The Sub-Adviser is responsible for the investment management of the Polar Capital International Small Company Fund’s assets, including making investment decisions.

The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Board of Trustees of the Trust, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Polar Capital International Small Company Fund.

Portfolio Managers

Other Accounts Managed. The following tables provide information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2026.

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Jorry Rask Nøddekær

Polar Capital Emerging Market Stars Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$188.9	$0
Other Pooled Investment Vehicles	4	4	$4,432.8	$1,187.7
Other Accounts	3	0	$181.2	$0

Dan Boston

Polar Capital International Small Company Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$114.9	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0

Material Conflicts of Interest. The following summarizes the policies of the Adviser for managing conflicts of interest. It is not intended to provide a comprehensive account of the processes and procedures the Adviser has adopted in connection with the management of conflicts of interest, but is instead intended to be a statement of principles through which the Adviser seeks to manage such potential conflicts.

Conflicts of interest can arise where: (i) the interests of the Adviser conflicts with those of a client (firm vs. client conflicts) and (ii) the interests of one client of the Adviser conflicts with those of another of the Adviser’s clients (client vs. client conflicts). The Adviser has policies and arrangements in place to identify and manage conflicts of interest that may arise between the Adviser and its clients or between the Adviser’s different clients. The Adviser has a policy of independence that requires the Adviser’s staff to disregard any personal interest, relationship or arrangement which gives rise to a conflict of interest and to ensure that the interests of clients prevail.

The Adviser places significant emphasis on its strong compliance culture, and the efficient operation of systems and controls, to manage issues such as conflicts of interest. The compliance department of the Adviser conducts regular monitoring checks to confirm that internal policies and procedures are followed.

Firm vs. client conflicts

Connected entity investment decisions – The Adviser acts as manager, investment manager, advisor, general partner or subadviser to and may receive different rates of remuneration, including investment management/advisory fees and performance fees from multiple client accounts. While the Adviser may make decisions to buy or sell securities or other investments for one account and not another account, which may affect relative performance and hence the value of the Adviser’s remuneration based thereon, the Adviser will at all times have regard to its obligations to each client, taking into account such clients’ investment restrictions and other relevant factors.

Investment as principal – The Adviser may from time to time take a long-term or short-term position in a client fund, in some cases to provide initial capital and establish a solid platform for the future growth of such client fund. The Adviser’s return on investment in a client fund will be determined by reference to the investment decisions the Adviser makes for such client fund. The Adviser’s policies require that all personal interests, relationships or arrangements, including those of its affiliated companies, must be disregarded to ensure that the best interests of all clients are served.

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Staff personal investments – Certain directors and employees of the Adviser or of an affiliated company may hold or deal for their personal account in securities of a client or of any issuer in which securities or investments are held or dealt in on behalf of a client. They may also deal, outside closed periods, in the securities of the ultimate holding company, or, in the case of joint ventures, hold shares or other investments in an affiliated company.

Client vs. client conflicts

Aggregation of transactions in investments – The Adviser may aggregate purchase and sale transactions in investments (and associated transaction costs) for applicable clients. The applicable clients may have different or similar investment strategies, objectives and restrictions, and they may be structured differently (such as redemption and subscription (or analogous) terms). Accordingly, aggregation may result in different outcomes for certain such clients, for instance in respect of the holding period for an investment, the size of a client’s exposure to such investment, and the price at which an investment may be acquired or disposed of. Depending on the circumstances, aggregation may be advantageous or disadvantageous to the client.

Allocation of transactions in investments – Aggregated transactions as referred to above, including costs and expenses thereof, are allocated to ensure that the Adviser’s clients have broadly equal access to a similar quality and quantity of suitable investment transactions, taking into account the factors mentioned above, amongst others. The Adviser’s policies further require all allocations to be effected at the same price, but in very limited instances this may not be achievable due to the mechanics of certain markets.

Transactions between clients – The Adviser may make decisions for one client to buy or sell units, shares or other investments in other funds, investment companies or other entities to which the Adviser or an affiliated company is the manager or investment manager (for example for a fund of funds).

The Adviser may in certain circumstances effect a transaction between clients whereby one client buys an asset from another client for reasons that are beneficial to each client, on arms’ length terms. For example, a transaction between clients may be appropriate when a client fund has an obligation to meet applicable investment restrictions or investor redemption requirements, and where the Adviser determines that the investment continues to represent a valid opportunity to generate added value for one or more other clients to acquire the investment.

The Adviser has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Notice – In providing the above set of principles through which the Adviser intends to manage any potential conflicts of interest, the Adviser intends that this disclosure should be for guidance only. Accordingly, this disclosure is being provided (to the extent permitted by law) without liability, and in publishing this disclosure the Adviser makes no representation or warranty as to how they may act in connection with any particular situation or set of circumstances that may arise in relation to a conflict. This disclosure is not intended to create third party rights or duties that would not already exist if the policy had not been made available, nor is it intended to form part of any contract between the Adviser and any client.

Compensation – The portfolio managers are compensated by the Adviser through salary, healthcare coverage, income protection, death service protection as well gym membership and travel assistance. Salaries are capped and compensation is designed to be variable in nature, rewarding individuals for team, performance and AUM gathering success. Such a mechanism, linking variable compensation to economic success, performance and the value of the assets managed, is designed to align the interests of such investment professionals with those of the Funds and their shareholders and to avoid conflicts. Non-salary benefits are designed to be in the top tier of benefits available. The determination of a portfolio manager’s total compensation involves a thorough and on-going assessment of the individual’s performance and contribution to the Adviser’s results. This assessment is performed on a continuous basis, as well as through a formal annual review.

Ownership of Securities – The following table indicates for each Fund the dollar range of shares beneficially owned by the Funds’ portfolio managers as of March 31, 2026. The following are the ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in Polar Capital Emerging Market Stars Fund	Dollar Range of Equity Securities in Polar Capital International Small Company Fund
Jorry Rask Nøddekær	$0	N/A
Dan Boston	$0	$10,001-$50,000

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Brokerage Allocation and Other Practices

Selection of Brokers. The Adviser, in selecting brokers to effect transactions on behalf of the Funds, seeks to obtain the best execution available.

Allocation. The Adviser may deem the purchase or sale of a security to be in the best interests of the Funds as well as other clients of the Adviser. In such cases, the Adviser may, but is under no obligation to, aggregate all such transactions in order to seek the most favorable price or lower brokerage commissions and efficient execution. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by the Adviser to be fair and equitable over time.

Brokerage and Research Services. Certain transactions involve the payment by the Funds of negotiated brokerage commissions. The Adviser may determine to pay a particular broker varying commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of debt securities or securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Adviser places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best execution available. In seeking the best price and execution, the Adviser considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from several broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives research, statistical and quotation services from many broker-dealers with which it places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing to every client, including the Fund. The investment advisory fee paid by the Funds are not reduced because the Adviser and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), and by the Investment Management Agreements, the Adviser may cause the Funds to pay a broker that provides brokerage and research services to the Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission that another broker would have charged for effecting that transaction. The Adviser’s authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. The amount of brokerage commissions and fees paid by the Funds may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

For the fiscal years or periods ended March 31, 2026, March 31, 2025 and March 31, 2024, the Funds paid the following brokerage commissions:

Fund	Fiscal Year or Period Ended March 31, 2026	Fiscal Year or Period Ended March 31, 2025	Fiscal Year or Period Ended March 31, 2024
Polar Capital Emerging Market Stars Fund	$132,290	$144,855	$112,325
Polar Capital International Small Company Fund*	$142,896	$55,967	N/A

*	The Polar Capital International Small Company Fund commenced operations on September 30, 2024.

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The Polar Capital Emerging Market Stars Fund and the Polar Capital International Small Company Fund did not hold any securities of its regular brokers or dealers (as such term is defined in Rule 10b-1 under the 1940 Act), or their parent companies, as of the end of its most recent fiscal year.

During the fiscal year ended March 31, 2026, the Funds or Polar, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, directed the Funds’ brokerage transactions to a broker because of research services provided. The amounts of such transactions and related commissions are as follows:

Fund	Amount of Research Commission Transactions	Amount of Research Commissions
Polar Capital Emerging Market Stars Fund	$0	$0
Polar Capital International Small Company Fund	$13,449,607	$16,123

Distribution of Trust Shares

Distributor and Distribution Contract

The Trust, on behalf of the Fund, has entered into a distribution agreement (the “Distribution Agreement”) under which Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, dba ACA Group (“Distributor”), with principal offices at Three Canal Plaza, Suite 100, Portland, Maine 04101, as agent, distributes the shares of the Funds on a continuous basis. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of any Fund’s shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Adviser pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement (the “Distribution Services Agreement”) with the Distributor under which it makes payments to the Distributor in consideration for certain distribution related services. The payments made by the Adviser to the Distributor under the Distribution Services Agreement do not represent an additional expense to the Trust or its shareholders. The Distribution Agreement provides that the Trust will indemnify the Distributor against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by the Distributor, or those resulting from the willful misfeasance, bad faith or negligence of the Distributor, or the Distributor’s breach of confidentiality.

Share Purchases and Redemptions

The Trust reserves the right to involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to the Fund and its shareholders or the Transfer Agent. Additionally, subject to applicable law, the Trust reserves the right to involuntarily redeem an account at a Fund’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or in other circumstances where redemption is determined to be in the best interest of the Trust and its shareholders.

The Trust, Northern Trust and their agents also reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

Other Information Regarding Purchases and Redemptions

The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments in the Funds as it does not have access to the information necessary to assess your financial situation.

Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, service organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectus and this SAI. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectus

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and this SAI) regarding (i) the timing of purchase or redemption orders and pricing of Fund shares, or (ii) market timing or excessive short-term trading, the intermediary is required to report such known violations promptly to the Trust by calling (800) 806-1112 (toll free) or (312) 557-3164.

Shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of the Funds, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of the Funds may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

Share purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within five business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Trust reserves the right to require payment by wire or official U.S. bank check. The Trust generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

You may connect your Fund account(s) with a bank account for subsequent purchases, redemptions and other transactions in Fund shares. Such arrangements must be requested on your Account Application. To link to your bank account, you may need to have all shareholders of record sign the Account Application and have those signatures guaranteed. See “Signature Guarantee” below. Trading privileges will apply to each shareholder of record for the account unless and until the transfer agent receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new application signed by all owners of record of the account, with all signatures guaranteed. The Trust and the transfer agent may rely on any telephone or other electronic instructions believed to be genuine, valid and authorized and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Trust reserves the right to amend, suspend or discontinue any such arrangements at any time without prior notice. You cannot link your bank account if you hold your shares of the Fund through a broker in a “street name” account or in other omnibus accounts.

Signature Guarantee. When a signature guarantee is called for as described in the Prospectus, a “medallion” signature guarantee will be required. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. Signature guarantees from financial institutions that are not participating in the Stamp 2000 Medallion Guarantee program will not be accepted. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in this program. The Trust reserves the right to modify its signature guarantee standards at any time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Prospectus. Shareholders should contact the Trust’s transfer agent for additional details regarding the Trust’s signature guarantee requirements.

Account Registration Changes. Changes in registration or account privileges may be made in writing to the Trust’s transfer agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

REGULAR MAIL

Polar Capital Funds
c/o The Northern Trust Company
PO Box 4766
Chicago, IL 60680-4766

OVERNIGHT OR EXPRESS MAIL

Polar Capital Funds
c/o The Northern Trust Company
333 S. Wabash Avenue
Attn: Funds Center, Floor 38
Chicago, IL 60604

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Transfer on Death Registration. The Trust may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Trust in accordance with the Uniform TOD Security Registration Act will govern the registration. The Trust may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Trust may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registration.

Special Arrangements of Financial Intermediaries. Brokers, dealers, banks and other financial intermediaries provide varying arrangements for their clients to purchase, exchange and redeem Fund shares. Some may establish higher minimum investment requirements than specified in the Prospectus or this SAI. Financial intermediaries may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Financial intermediaries also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust’s transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their financial intermediary. In addition, certain privileges with respect to the purchase, exchange and redemption of Fund shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

Determination of Net Asset Value

Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined to not accurately reflect their value are valued at their fair value using procedures set forth herein. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV. In the event an approved pricing service is unable to provide a readily available quotation, as outlined above, the fund accountant will contact the Adviser and ask them to provide an alternative source, such as a broker who covers the security and can provide a daily market quotation. Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, are valued by the Adviser’s Fair Value Committee using the following procedures approved by the Board.

Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Fixed income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. These securities are considered to be fair valued. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.

A significant event is defined as an event that has materially affected the value of a Fund’s securities. When determining whether a significant event has occurred, there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for a Fund’s NAV calculation. There also should be a reasonably high degree of certainty regarding how the event has affected the value of the securities. In addition, the need to assess the impact of any significant events arises only when the event occurs after the close of the relevant market or cessation of trading in the particular security but before a Fund’s closing (normally 4:00pm ET). Any significant event that occurs while trading is ongoing in the affected security prior to a Fund’s closing will be reflected in its market price.

Once it has been determined that a significant event has taken place, the Adviser’s Fair Value Committee will make a determination of the fair value price for the impacted securities. A list of factors that may be relevant in determining the value of securities include: type of security, financial statements, cost basis; fundamental analytical data relating to the investment and the market; nature and duration of any restrictions on disposition of the securities; forces that influence the market in which the securities are purchased or sold; discount from market value for unrestricted securities of the same class from the

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same issuer at the time of purchase for restricted securities; existence of registration rights on restricted securities; existence of merger proposals or tender offers or other types of “exit” strategies that could affect the value of the securities; volume and depth of public trading in similar securities of the issuer or similar companies; expectation of additional news about the company, expectation of court action, market activity, or government intervention; past experience and other market and industry factors/information available; conventional wisdom regarding the long-term outlook of the issuer and other relevant information.

Redemptions in Kind

The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions or taxes, on the sale or other disposition of the securities received from the Funds. A redemption is generally a taxable event for shareholders, regardless of whether the redemption is satisfied in cash or in kind.

Taxes

The following discussion of certain U.S. federal income tax consequences of an investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authorities, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situations and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Taxation of the Funds

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded to RICs and their shareholders under the Code, each Fund must, among other things:

(i)

derive at least 90% of its gross income for each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”);

(ii)

diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the market value of the Fund’s total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs (as defined below); and

(iii)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, in each case determined with reference to any capital loss carryforwards) and net tax-exempt income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in

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a QPTP (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (i)(a) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.

For purposes of the diversification requirements set forth in (ii) above, the term “outstanding voting securities of an issuer” will include the equity securities of a QPTP. Also for purposes of the diversification test in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect a Fund’s ability to satisfy the diversification requirements in (ii) above.

Each Fund’s investment strategy will potentially be limited by its intention to qualify and be eligible for treatment as a RIC, and can limit the Fund’s ability to qualify and be treated as such. The tax treatment of certain of a Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect a Fund’s ability to qualify or be eligible for such treatment.

If a Fund qualifies for treatment as a RIC, a Fund will not be subject to U.S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to satisfy the income, diversification or distribution requirements described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to or did not cure such a failure for any year, or if the Fund otherwise were to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for the special tax treatment accorded to RICs under the Code.

Each Fund intends to distribute all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any) as dividends to its shareholders on an annual basis. Each Fund also intends to distribute all or substantially all of its net capital gain (that is, the excess of net long-term capital gains over net short-term capital gain, in each case determined with reference to any loss carryforwards), if any, at least once a year. Any taxable income including any net capital gain retained by a Fund will be subject to tax at the Fund level at regular corporate rates. In the case of net capital gain, a Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. federal income tax returns to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance that the Funds will, make this designation if they retain all or a portion of their net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year, if any, after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) and certain late-year ordinary losses (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year, if any, after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion of the taxable year, if any, after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from

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capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses, the Fund may carry net capital losses forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years. A Fund must apply such carryforwards first against gains of the same character. A Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be taken into account after October 31 generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax in the taxable year ending within the calendar year. The Funds generally intend to make distributions sufficient to avoid the imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income to the extent of a Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of assets it has owned (or is deemed to have owned) for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain, and taxed to individuals at reduced rates. Distributions of the excess of net short-term capital gain over net long-term capital loss generally will be taxable to a shareholder receiving such distributions as ordinary income.

Distributions from capital gains generally are made after applying any available capital loss carryforwards. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.

Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed to individuals at the reduced rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income” that is eligible for taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to that Fund’s shares. In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company (as defined below). Income derived from investments in derivatives generally is not eligible for treatment as qualified dividend income.

If the aggregate qualified dividends received by a Fund during a taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of a Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income.

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In general, distributions of investment income properly reported by a Fund as derived from qualified dividend income are treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

In general, dividends of net investment income received by corporate shareholders of a Fund will generally qualify for the dividends-received deduction available to corporations to the extent they are properly reported as being attributable to the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. In general a dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) otherwise by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock—generally, stock acquired with borrowed funds). The Funds generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that, for U.S. federal income tax purposes, is treated as a loan by the Fund generally will not constitute qualified dividend income to individual shareholders or be eligible for the dividends-received deduction for corporate shareholders.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, repurchase, exchange or other taxable disposition of Fund shares.

Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even if such distributions are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares) and economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares. Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares.

Dividends declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for U.S. federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which dividends are declared rather than the calendar year in which they are received.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Sale or Redemption of Shares

The sale, redemption or other taxable disposition of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.

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Otherwise, gain or loss on the taxable disposition of Fund shares generally will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the redemption of Fund shares, a Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. See the Funds’ Prospectus for more information.

Tax Implications of Certain Fund Investments

Options and Futures. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The termination of a Fund’s obligation under an option other than through the exercise of the option will result in gain or loss, depending on whether the premium income received by a Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Subject to certain exceptions, some of which are described below, such gain or loss generally will be short-term. Thus, for example, if an option written by a Fund expires unexercised, a Fund generally will recognize short-term gain equal to the premium received.

A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. These straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Other Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

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Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a fund-level tax.

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Funds over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods a Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). The Funds will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in the Funds’ income, will depend upon which of the permitted accrual methods the Fund elects.

If the Funds hold the foregoing kinds of obligations, or other obligations subject to special rules under the Code, they may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of the Funds or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Funds to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, a Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation; when a Fund may cease to accrue interest, OID or market discount; when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

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Mortgage-Related Securities. The Funds may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a real estate investment trust or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by the Funds in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Gains or losses with respect to a Fund’s investments in common stock of non-U.S. issuers will generally be taxed as capital gains or losses at the time of the disposition of the stock, subject to certain exceptions specified in the Code. Gains and losses of a Fund on the acquisition and disposition of non-U.S. currency will be treated as ordinary income or loss. In addition, gains or losses on disposition of debt securities denominated in a non-U.S. currency to the extent attributable to fluctuation in the value of the non-U.S. currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies. Equity investments by the Funds in certain “passive foreign investment companies” (“PFICs”) could potentially subject a Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund would be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distributions from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though the Fund had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation.

Making either of these elections therefore may require the Funds to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect a Fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Funds’ transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, a Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income, if any), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

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Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by a Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Backup Withholding

The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign Taxation

Income, proceeds and gains received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Foreign Shareholders

Distributions by the Funds to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Funds as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined below and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

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In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions attributable to U.S. source interest income of types similar to those that would not have been subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The Funds are permitted to report such part of their dividends as interest-related and/or short-term capital gain dividends as are eligible, but are not required to do so. The Funds have chosen not to apply the withholding exemption to qualifying fund distributions made to direct shareholders but may provide the reporting to such shareholders. In this case, a shareholder may be able to reclaim such withholding tax directly from the IRS.

If shareholders hold Fund shares through a broker or intermediary, their broker or intermediary may apply this relief to properly reported qualifying distributions made to shareholders with respect to those shares. If a shareholder’s broker or intermediary instead collects withholding tax where the fund has provided the proper reporting, the shareholder may be able to reclaim such withholding tax from the IRS. Please consult your broker or intermediary regarding the application of these rules.

This relief does not apply to any withholding required under the Foreign Account Tax Compliance Act (FATCA), which generally requires a fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on fund distributions. Please consult your tax advisor for more information about these rules.

Distributions by the Funds to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Foreign shareholders with respect to whom income from the Funds is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Funds at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of a Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale or redemption of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, or (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or redemption and certain other conditions are met.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

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A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Certain Additional Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Funds to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Funds may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends they pay. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Funds pay. If a payment by the Funds is subject to FATCA withholding, the Funds are required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Shareholder Reporting Obligations with Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Funds could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if an individual shareholder recognizes a loss of at least $2 million in any single taxable year or $4 million in any combination of taxable years, or a corporate shareholder recognizes a loss of at least $10 million in a taxable year or $20 million in any combination of taxable years, the shareholder must file with the IRS a disclosure statement on Form 8886.

Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Funds, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

Marketing and Support Payments

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

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Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

Custodian

The Northern Trust Company (the “Custodian”), 50 South LaSalle Street, Chicago, Illinois 60603, is the custodian of the assets of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

Transfer Agent

The Northern Trust Company (the “Transfer Agent”), 50 South LaSalle Street, Chicago, Illinois 60603, is the Trust’s registrar, transfer agent, and dividend disbursing agent. The Transfer Agent processes purchase and redemption orders, maintains records of Fund shareholders, and disburses dividends and other distributions.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, the Trust’s independent registered public accounting firm, provides audit services to the Trust. An affiliate of Deloitte & Touche LLP provides tax compliance and tax consulting services to the Trust. Deloitte & Touche LLP’s address is 111 South Wacker Drive, Chicago, Illinois 60606-4301.

Code of Ethics

The Trust, the Adviser and Foreside Financial Group, LLC (d/b/a ACA Group), have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

Proxy Voting Policies and Procedures

The Funds have delegated the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Adviser has adopted the Polar Proxy Voting Policy, pursuant to which the Funds’ proxy voting will be conducted through a proxy advisor, ISS (“Proxy Advisor”). The portfolio managers have agreed to a default position which is to vote with the recommendations of the Proxy Advisor. Nevertheless, the portfolio managers will assess each Annual or Extraordinary General Meeting resolution on its own merits; the portfolio managers’ fundamental view will on occasions differ from that of the Proxy Advisor, and in these situations, the portfolio managers’ view will prevail.

In certain instances, the Adviser may elect not to vote a proxy or otherwise be unable to vote a proxy on the Funds’ behalf. Such instances may include but are not limited to a de minimis number of shares held, potential adverse impact on a Fund’s portfolio of voting such proxy (e.g., share blocking or short-term prohibitions on selling the issuer’s shares after the vote), or logistical or other considerations related to non-U.S. issuers (e.g., where an investment company’s legal structure may not be recognized in the relevant jurisdiction). In addition, the Adviser generally will not seek to recall securities that are out on loan for the purpose of voting the securities unless it is in the Funds’ best interests to do so.

The Funds will file Form N-PX, with the Funds’ complete proxy voting record for the most-recent twelve months ended June 30. The Funds’ Form N-PX is available without charge, upon request, by calling toll-free (800) 806-1112 (toll free) or (312) 557-3164 and on the SEC’s web site at www.sec.gov.

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Legal Counsel

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600, serves as counsel to the Trust.

Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Trust’s Declaration of Trust provides for indemnification out of the relevant Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of such Fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

Financial Statements

The audited financial statements for the Polar Capital Emerging Market Stars Fund and the Polar Capital International Small Company Fund for the fiscal year ended March 31, 2026, are included in the Funds’ filing on Form N-CSR, which was filed with the SEC on June 2, 2026 and is incorporated into this SAI by reference. The Funds will provide the Form N-CSR filing without charge at written request or request by telephone.

Appendix A

Nominating Procedures

The Committee will recommend qualified candidates to the Board as the need arises. Recommendations to the Board shall be accompanied by a report outlining the skills, experiences and attributes considered by the Committee in evaluating the candidate. The report should be accompanied by a Trustee and Officer Questionnaire completed by the candidate. Should a shareholder of the Trust wish to present one or more candidates for Trustee of the Trust for consideration by the Governance Committee, the Secretary of the Trust will forward the shareholder communication to the Chairperson of the Committee for evaluation.

Each signed written request shall contain the following information:

(a)	Name and address of the shareholder (or if a group of shareholders, the names and addresses of each member of the group of shareholders) submitting the candidate(s);

(b)	The number of shares owned by the shareholder (or group of shareholders) submitting the candidate(s);

(c)	The Fund or Funds of the Trust which are the issuer(s) of these shares;

(d)	If the shares are owned indirectly through a broker or other record owner, the name(s) of such broker or other record owner;

(e)

Whether the shareholder (or if a group of shareholders, each member of the group) and the candidate or candidates that the shareholder is proposing consent to being identified in any proxy statement utilized in connection with the election of Trustees;

(f)

The name or names of the candidate(s) for Trustee that the shareholder is proposing, together with comprehensive and appropriate background information about the candidate(s) to permit an evaluation against the criteria set forth in Exhibit A; and

(g)

A representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence, that the Governance Committee may request.

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PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Articles of Incorporation.

(i)  Agreement and Declaration of Trust dated February 28, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(ii)  Amended and Restated Agreement and Declaration of Trust dated March 3, 2020 which was filed as an Exhibit to the Registrant’s Form  N-1A dated March 10, 2020 is hereby incorporated by reference.

(iii)  First Amendment to the Amended and Restated Agreement and Declaration of Trust dated December  5, 2023 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 9 dated February 15, 2024 is hereby incorporated by reference.

(iv)  Second Amendment to the Amended and Restated Agreement and Declaration of Trust dated February  27, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

(v)  Third Amendment to the Amended and Restated Agreement and Declaration of Trust dated August  27, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 17 dated November 13, 2024 is hereby incorporated by reference.

(vi)  Fourth Amendment to the Amended and Restated Agreement and Declaration of Trust dated February  25, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 20 dated May 29, 2025 is hereby incorporated by reference.

(vii) Fifth Amendment to the Amended and Restated Agreement and Declaration of Trust dated December 16, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 27 dated February 27, 2026 is hereby incorporated by reference.

(viii) Second Amended and Restated Agreement and Declaration of Trust dated February 24, 2026 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 27 dated February 27, 2026 is hereby incorporated by reference.

(b) By-Laws.

(i)  By-Laws dated February 28, 2020 which were filed as an Exhibit to the Registrant’s Form N-1A dated May  13, 2022 is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(i) Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Second Amended & Restated Agreement and Declaration of Trust

(ii) Article 9 (Issuance of Shares and Share Certificates) of the Amended & Restated By-laws

(d) Investment Advisory Contracts.

(i)  Investment Management Agreement between the Registrant and Polar Capital LLP, on behalf of Polar Capital Emerging Market Stars Fund, dated March  3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(ii)  Amended Schedule A dated November  8, 2022 to the Investment Management Agreement between the Registrant and Polar Capital LLP which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(iii)  Second Amended Schedule A dated May  20, 2025 to the Investment Management Agreement between the Registrant and Polar Capital LLP, on behalf of Polar Capital Emerging Market Stars Fund and Polar Capital Emerging Market Ex-China  Stars Fund which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 22 dated July 25, 2025 is hereby incorporated by reference.

(iv)  Investment Management Agreement between the Registrant and Polar Capital LLP, on behalf of Polar Capital International Small Company Fund, dated June 25, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(v)  Investment Management Agreement between the Registrant and Brandes Investment Partners, L.P., on behalf of the Funds advised by Brandes Investment Partners, L.P. which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(vi) First Amended Schedule A dated July 29, 2026 to the Investment Management Agreement between the Registrant and Brandes Investment Partners, L.P., on behalf of the Funds advised by Brandes Investment Partners, L.P. is filed herewith.

(vii) Investment Sub-Advisory  Agreement between Polar Capital LLP and Polar Capital (America) Corporation, on behalf of the Polar International Small Company Fund, dated September  6, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 16 dated September 16, 2024 is hereby incorporated by reference.

(viii) Amended  & Restated Investment Management Agreement between the Registrant and First Sentier Investors (US) LLC, on behalf of the Funds advised by First Sentier Investors (US) LLC, dated May  20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

(ix)  Investment Sub-Advisory  Agreement between First Sentier Investors (US) LLC and First Sentier Investors (Australia) IM Ltd, on behalf of the Funds sub-advised by First Sentier Investors (Australia) IM Ltd, dated December  4, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(x)  Amended Schedule A and B to the Investment Sub-Advisory  Agreement between First Sentier Investors (US) LLC and First Sentier Investors (Australia) IM Ltd, on behalf of the Funds sub-advised by First Sentier Investors (Australia) IM Ltd, dated May  20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

(xi) Investment Sub-Advisory  Agreement between First Sentier Investors (US) LLC and First Sentier Investors (UK) IM Limited, on behalf of the Stewart Investors Global Emerging Markets Leaders Fund, dated December 4, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(e) Underwriting Contracts.

(i)  Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated March  3, 2020 and Form of Dealer Agreement which was filed as an Exhibit to the Registrant’s Form N-1A dated April 15, 2020 is hereby incorporated by reference.

(ii)  First Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated July  2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

(iii)  Novation of Distribution Agreement between the Registrant and Foreside Financial Services, LLC was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(iv)  First Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated November  8, 2022 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(v)  Second Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated April  8, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(vi)  Third Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated May  22, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(vii)  Fourth Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated December  4, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(viii)  Fifth Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated May  20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

(ix) Sixth Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC dated February 24, 2026 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 27 dated February 27, 2026 is hereby incorporated by reference.

(x)  Distribution Services Agreement between Polar Capital LLP and Foreside Financial Services, LLC dated March  3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated April 15, 2020 is hereby incorporated by reference.

(xi)  First Amendment to Distribution Services Agreement between Polar Capital LLP and Foreside Financial Services, LLC dated July  2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

(xii)  Distribution Services Agreement between Brandes Investment Partners, L.P. and Foreside Financial Services, LLC dated July  1, 2024 which was filed as an Exhibit to the Registrant’s Form N-1A dated August 5, 2024 is hereby incorporated by reference.

(xiii)  Distribution Services Agreement between First Sentier Investors (US) LLC and Foreside Financial Services, LLC dated December  17, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i)  Custody Agreement between the Registrant and The Northern Trust Company dated March  3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(ii)  Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated July  2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

(iii)  Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated November  9, 2022 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(iv)  Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated March  8, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

(v)  Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated June  14, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(vi)  Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated December  5, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(vii)  Amendment to the Custody Agreement between the Registrant and The Northern Trust Company dated May  20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

(viii)  Amended and Restated Custody Agreement between the Registrant and The Northern Trust Company dated October 1, 2025 was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 26 dated November 3, 2025 is hereby incorporated by reference.

(ix) Amendment to the Amended and Restated Custody Agreement between the Registrant and The Northern Trust Company dated February 24, 2026 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 27 dated February 27, 2026 is hereby incorporated by reference.

(h) Other Material Contracts.

(i)  Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated March  8, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

(ii)  Amendment to the Amended and Restated Transfer Agency and Service Agreement dated June  14, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(iii)  Amendment to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated December  5, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(iv)  Amendment to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated May  20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

(v) Amendment to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated February 24, 2026 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 27 dated February 27, 2026 is hereby incorporated by reference.

(vi)  Fund Officer Agreement between the Registrant and Foreside Fund Officer Services, LLC dated March  3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated April 15, 2020 is hereby incorporated by reference.

(vii)  First Amendment to the Fund Officer Agreement between the Registrant and Foreside Fund Officer Services, LLC dated August  5, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 16 dated September 16, 2024 is hereby incorporated by reference.

(viii)  Second Amended and Restated Expense Limitation Agreement between Registrant and Polar Capital LLP, on behalf of the Polar Capital Emerging Markets Stars Fund, dated July 13, 2021 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 3 dated July 28, 2021 is hereby incorporated by reference.

(ix)  First Amended Schedule A to the Second Amended and Restated Expense Limitation Agreement between the Registrant and Polar Capital LLP, on behalf of the Polar Capital Emerging Market Stars Fund and Polar Capital Emerging Market Ex-China Stars Fund, dated November 8, 2022 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(x) Amended  & Restated Expense Limitation Agreement between Registrant and Polar Capital, LLP, on behalf of Polar Capital International Small Company Fund, dated July  1, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 22 dated July 25, 2025 is hereby incorporated by reference.

(xi)  Amended & Restated Expense Limitation Agreement between Registrant and Brandes Investment Partners, L.P., on behalf of the Funds advised by Brandes Investment Partners, L.P., dated July 1, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 22 dated July 25, 2025 is hereby incorporated by reference.

(xii) Amended Schedule A dated July 29, 2026 to the Amended & Restated Expense Limitation Agreement between Registrant and Brandes Investment Partners, L.P., on behalf of the Funds advised by Brandes Investment Partners, L.P is filed herewith.

(xiii) Amended  & Restated Expense Limitation Agreement between Registrant and First Sentier Investors (US) LLC, on behalf of the Funds advised by First Sentier Investors (US) LLC, dated May  20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

(xiv) Amended Schedule A dated May 18, 2026 to the Amended & Restated Expense Limitation Agreement between Registrant and First Sentier Investors (US) LLC, on behalf of the Funds advised by First Sentier Investors (US) LLC is filed herewith.

(xv)  Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated March  3, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated March 10, 2020 is hereby incorporated by reference.

(xvi)  First Amended Schedule D to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated July 2, 2020 which was filed as an Exhibit to the Registrant’s Form N-1A dated July 16, 2020 is hereby incorporated by reference.

(xvii)  Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated November  9, 2022 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(xviii)  Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated March  8, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 10 dated March 15, 2024 is hereby incorporated by reference.

(xix)  Amendment to the Amended Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated June  14, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(xx)  Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated December  5, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 18 dated January 27, 2025 is hereby incorporated by reference.

(xxi)  Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated May  20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 21 dated June 6, 2025 is hereby incorporated by reference.

(xxii) Amendment to the Fund Administration and Accounting Services Agreement between the Registrant and The Northern Trust Company dated February 24, 2026 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 27 dated February 27, 2026 is hereby incorporated by reference.

(xxiii)  Fund of Funds Investment Agreement between the Registrant and Fidelity Rutland Square Trust II dated June  26, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 15 dated August 5, 2024 is hereby incorporated by reference.

(xxiv)  Securities Lending Authorization Agreement between the Registrant and The Northern Trust Company dated July  12, 2024 which was field as an Exhibit to the Registrant’s Post-Effective Amendment No. 15 dated August 5, 2024 is hereby incorporated by reference.

(xxv) Amended  & Restated Investment Advisory Fee Waiver Agreement between the Registrant and Brandes Investment Partners, L.P., on behalf of the Brandes Core Plus Fixed Income Fund, dated July  1, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 22 dated July 25, 2025 is hereby incorporated by reference.

(xxvi)  Fund Risk Management and Oversight Agreement between the Registrant on behalf of the Polar International Small Company Fund and Carne Global Financial Services (US) LLC dated August 27, 2024 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 16 dated September 16, 2024 is hereby incorporated by reference.

(xxvii) Power of Attorney for Ryan D. Burns which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 26 dated November 3, 2025 is hereby incorporated by reference.

(xxviii) Power of Attorney for JoAnn S. Lilek which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 26 dated November 3, 2025 is hereby incorporated by reference.

(xxix) Power of Attorney for Patricia A. Weiland which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 26 dated November 3, 2025 is hereby incorporated by reference.

(xxx) Power of Attorney for Lloyd A. Wennlund which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 26 dated November 3, 2025 is hereby incorporated by reference.

(i) Legal Opinion and Consent.

(i)  Legal Opinion and Consent of Ropes  & Gray LLP as to the Polar Capital Emerging Market Stars Fund, which was filed as an Exhibit to the Registrant’s Form N-1A filed on August 21, 2020, is hereby incorporated by reference.

(ii)  Legal Opinion and Consent of Ropes & Gray LLP as to the Polar Capital Emerging Market ex-China  Stars Fund, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 7 dated January 31, 2023 is hereby incorporated by reference.

(iii)  Legal Opinion and Consent of Ropes  & Gray LLP as to the Polar Capital International Small Company Fund which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 13 dated June 28, 2024 is hereby incorporated by reference.

(iv)  Legal Opinion and Consent of Ropes  & Gray LLP as to the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, Brandes Core Plus Fixed Income Fund, and Brandes Separately Managed Account Reserve Trust, which was filed as an Exhibit to the Registrant’s Form N-14 filed on March 13, 2024 is hereby incorporated by reference.

(v) Legal Opinion and Consent of Ropes  & Gray LLP as to the Stewart Investors Worldwide Leaders Fund and Stewart Investors Global Emerging Markets Leaders Fund which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No.  18 dated January 27, 2025 is hereby incorporated by reference.

(vi)  Legal Opinion and Consent of Ropes  & Gray LLP as to the Investor Shares class of the Stewart Investors Worldwide Leaders Fund and Stewart Investors Global Emerging Markets Leaders Fund which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No.  24 dated July,28, 2025 is hereby incorporated by reference.

(vii) Legal Opinion and Consent of Ropes  & Gray LLP as to the First Sentier American Listed Infrastructure Fund and First Sentier Global Listed Infrastructure Fund which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 25 dated August  20, 2025 is hereby incorporated by reference.

(j) Other Opinions.

(i) Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.

(i)  Subscription Agreement between the Registrant and the Initial Investor of the Polar Capital Emerging Market Stars Fund, which was filed as an Exhibit to the Registrant’s Form N-1A filed on August 21, 2020, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i)  Rule 12b-1 Plan adopted on December  5, 2023, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(ii)  Shareholder Services Plan adopted on December  5, 2023, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 11 dated May 1, 2024 is hereby incorporated by reference.

(iii) Amended  & Restated Exhibit A to the Shareholder Services Plan dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 20 dated May 29, 2025 is hereby incorporated by reference.

(n) Rule 18f-3 Plan.

(i)  Amended & Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan adopted on May  20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 20 dated May 29, 2025 is hereby incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i)  Registrant’s Code of Ethics dated May 20, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No.  20 dated May 29, 2025 is hereby incorporated by reference.

(ii)  Polar Capital’s Code of Ethics dated 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No.  20 dated May 29, 2025 is hereby incorporated by reference.

(iii)  Foreside Financial Group, LLC’s Code of Ethics dated February  13, 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 20 dated May 29, 2025 is hereby incorporated by reference.

(iv)  Brandes Investment Partners, L.P.’s Code of Ethics dated March 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 20 dated May 29, 2025 is hereby incorporated by reference.

(v)  First Sentier Investors’ Code of Ethics dated January 2025 which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No.  18 dated January 27, 2025 is hereby incorporated by reference.

Item 29.

Control Persons. None.

Item 30.

Indemnification.

Reference is made to Article VIII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers’ liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.

Business and Other Connections of Investment Adviser.

Polar Capital LLP, 16 Palace Street, London, SW1E 5JD, United Kingdom is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-64644. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Brandes Investment Partners, L.P., 4275 Executive Square, 5th Floor, La Jolla, California 92037, is registered as an investment adviser. Additional information about the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-24896. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

First Sentier Investors (US) LLC, 1290 Avenue of the Americas, 17th Floor, New York, NY 10104, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information, filed herewith, and the adviser’s Form ADV, file number 801-93167. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

With respect to the investment subadviser, Polar Capital (America) Corporation, 1001 Water Street, Tampa, FL 33602, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the subadviser’s Form ADV, file number 801-71922. Neither the subadviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

With respect to the investment subadviser, First Sentier Investors (UK) IM Limited, 23 Street Andrew Square, Edinburgh, EH2 1BB, United Kingdom, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the subadviser’s Form ADV, file number 801-106688. Neither the subadviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32.

Foreside Financial Services, LLC

Item 32(a)

Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.       13D Activist Fund, Series of Northern Lights Fund Trust

2.       2nd Vote Funds

3.       AAMA Equity Fund, Series of Asset Management Fund

4.       AAMA Income Fund, Series of Asset Management Fund

5.       Adams Street Private Equity Navigator Fund LLC

6.       Adams Street Venture & Growth Fund

7.       Advisers Investment Trust

8.       AG Twin Brook Capital Income Fund

9.       Align Alternative Access Fund

10.   AltShares Trust

11.   American Beacon AHL Trend ETF, Series of American Beacon Select Funds

12.   American Beacon GLG Natural Resources ETF, American Beacon Select Funds

13.   American Beacon Ionic Inflation Protection ETF, American Beacon Select Funds

14.   Aristotle Funds Series Trust

15.   Aristotle Pacific Enhanced CLO Income Fund

16.   Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)

17.   Bow River Capital Evergreen Fund

18.   Connetic Venture Capital Access Fund

19.   Constitution Capital Access Fund, LLC

20.   Datum One Series Trust

21.   Diamond Hill Funds

22.   Diamond Hill Securitized Credit Fund

23.   Driehaus Mutual Funds

24.   EntrepreneurShares Series Trust

25.   FMI Funds, Inc.

26.   Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)

27.   Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)

28.   Inspire 100 ETF, Series of Northern Lights Fund Trust IV

29.   Inspire 500 ETF, Series of Northern Lights Fund Trust IV

30.   Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV

31.   Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV

32.   Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV

33.   Inspire International ETF, Series of Northern Lights Fund Trust IV

34.   Inspire Growth ETF, Series of Northern Lights Fund Trust IV

35.   Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV

36.   Inspire Capital Appreciation ETF, Series of the Northern Lights Fund Trust IV

37.   LifeX 2035 Income Bucket ETF, Series of Stone Ridge Trust

38.   LifeX 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust

39.   LifeX 2050 Longevity Income ETF, Series of Stone Ridge Trust

40.   LifeX 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust

41.   LifeX 2055 Longevity Income ETF, Series of Stone Ridge Trust

42.   LifeX 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust

43.   LifeX 2060 Longevity Income ETF, Series of Stone Ridge Trust

44.   LifeX 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust

45.   LifeX 2065 Longevity Income ETF, Series of Stone Ridge Trust

46.   LifeX Durable Income ETF, Series of Stone Ridge Trust

47.   Nomura Energy Transition ETF, Series of Nomura ETF Trust

48.   Nomura Focused Emerging Markets Equity ETF, Series of Nomura ETF Trust

49.   Nomura Focused International Core ETF, Series of Nomura ETF Trust

50.   Nomura Focused Large Growth ETF, Series of Nomura ETF Trust

51.   Nomura Global Listed Infrastructure ETF, Series of Nomura ETF Trust

52.   Nomura National High-Yield Municipal Bond ETF, Series of Nomura ETF Trust

53.   Nomura Tax-Free USA ETF, Series of Nomura ETF Trust

54.   Nomura Tax-Free USA Short Term ETF, Series of Nomura ETF Trust

55.   Nomura Transformational Technologies ETF, Series of Nomura ETF Trust

56.   Man ETF Series Trust

57.   Meketa Infrastructure Fund

58.   Nomura Alternative Income Fund

59.   Praxis Mutual Funds

60.   Primark Meketa Private Equity Investments Fund

61.   SA Funds – Investment Trust

62.   Sequoia Fund, Inc.

63.   Simplify Exchange Traded Funds

64.   Siren ETF Trust

65.   Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V

66.   Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII

67.   Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II

68.   Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust

69.   TCG Strategic Income Fund

70.   TCW ETF Trust

71.   VegaShares ETF Trust

Item 32(b)  The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c) Not applicable.

Item 33.

Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the Rules promulgated thereunder will be maintained by the Registrant at 50 S. LaSalle St., Chicago, IL 60603; the Registrant’s administrator, transfer agent, fund accounting agent, and custodian, The Northern Trust Company, 50 S. LaSalle St., Chicago, IL 60603; the Registrant’s compliance and financial control services service provider, Foreside Fund Officer Services, LLC, 190 Middle Street, Suite 301, Portland, ME 04101; the Registrant’s distributor, Foreside Financial Services, LLC, 190 Middle Street, Suite 301, Portland, ME 04101; Polar Capital LLP, 16 Palace Street, London, SW1E 5JD, United Kingdom for certain records of the Funds advised by Polar Capital LLP; Brandes Investment Partners, L.P., 4275 Executive Square, 5th Floor, La Jolla, California 92037 for certain records of the Funds advised by Brandes Investment Partners, L.P; Polar Capital (America) Corporation, 1001 Water Street, Tampa, Florida 33602 for certain records of the Funds subadvised by Polar Capital (America) Corporation, First Sentier Investors (US) LLC, 1290 Avenue of the Americas, 17th Floor, New York, NY 10104 for certain records of the Funds advised by First Sentier (US) LLC, and First Sentier Investors (UK) IM Limited, 23 Street Andrew Square, Edinburgh, EH2 1BB, United Kingdom for certain records of the Funds subadvised by First Sentier Investors (UK) IM Limited.

Item 34.

Management Services. Not applicable.

Item 35.

Undertakings. None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois, on the 24th day of July, 2026.

Datum One Series Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan	President (Principal Executive Officer)	July 24, 2026
Barbara J. Nelligan

Ryan D. Burns	Trustee	July 24, 2026
Ryan D. Burns*

JoAnn S. Lilek	Trustee	July 24, 2026
JoAnn S. Lilek*

Patricia A. Weiland	Trustee	July 24, 2026
Patricia A. Weiland*

Lloyd A. Wennlund	Trustee	July 24, 2026
Lloyd A. Wennlund*

/s/ Tracy L. Dotolo	Treasurer (Principal Financial Officer)	July 24, 2026
Tracy L. Dotolo

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, as Attorney-in-Fact

*	Pursuant to Power of Attorney

Exhibit Index

Exhibit (d)(vi) First Amended Schedule A dated July 29, 2026 to the Investment Management Agreement between the Registrant and Brandes Investment Partners, L.P., on behalf of the Funds advised by Brandes Investment Partners, L.P.

Exhibit (h)(xii) Amended Schedule A dated July 29, 2026 to the Amended & Restated Expense Limitation Agreement between Registrant and Brandes Investment Partners, L.P., on behalf of the Funds advised by Brandes Investment Partners, L.P.

Exhibit (h)(xiv) Amended Schedule A dated May 18, 2026 to the Amended & Restated Expense Limitation Agreement between Registrant and First Sentier Investors (US) LLC, on behalf of the Funds advised by First Sentier Investors (US) LLC.

Exhibit (j)(i) Consent of Independent Registered Public Accounting Firm.